UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09255

Wells Fargo Variable Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 9 of its series:

Wells Fargo VT Discovery Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Intrinsic Value Fund, Wells Fargo VT Omega Growth Fund, Wells Fargo VT Opportunity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Small Cap Value Fund, and Wells Fargo VT Total Return Bond Fund.

Date of reporting period: March 31, 2016

ITEM 1.	INVESTMENTS

Wells Fargo VT Discovery Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 97.56%
Consumer Discretionary : 21.09%
Auto Components : 1.32%
Gentherm Incorporated †	37,069	$1,541,700

Distributors : 1.06%
Pool Corporation	14,200	1,245,908

Diversified Consumer Services : 4.47%
Bright Horizons Family Solutions Incorporated †	34,100	2,208,998
ServiceMaster Global Holdings Incorporated †	80,325	3,026,646
		5,235,644

Hotels, Restaurants & Leisure : 5.38%
Aramark	69,800	2,311,776
Dave & Buster’s Entertainment Incorporated †	41,748	1,618,987
Vail Resorts Incorporated	17,700	2,366,490
		6,297,253

Leisure Products : 0.62%
The Brunswick Corporation	15,100	724,498

Media : 1.64%
Cinemark Holdings Incorporated	53,600	1,920,488

Specialty Retail : 5.77%
Burlington Stores Incorporated †	15,400	866,096
Caleres Incorporated	39,200	1,108,968
Lithia Motors Incorporated Class A	14,800	1,292,484
The Michaels Companies Incorporated †	62,068	1,736,042
ULTA Salon, Cosmetics and Fragrance Incorporated †	9,000	1,743,660
		6,747,250

Textiles, Apparel & Luxury Goods : 0.83%
Columbia Sportswear Company	16,176	972,016

Consumer Staples : 1.42%
Beverages : 1.42%
Constellation Brands Incorporated Class A	11,000	1,661,990

Energy : 0.82%
Oil, Gas & Consumable Fuels : 0.82%
Diamondback Energy Incorporated †	12,400	957,032

Financials : 5.84%
Capital Markets : 3.83%
Evercore Partners Incorporated Class A	29,300	1,516,275
Raymond James Financial Incorporated	22,900	1,090,269
SEI Investments Company	43,700	1,881,285
		4,487,829

Real Estate Management & Development : 1.46%
CBRE Group Incorporated Class A †	59,200	1,706,144

Thrifts & Mortgage Finance : 0.55%
LendingTree Incorporated †«	6,600	645,348

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Discovery Fund

Security name	Shares	Value
Health Care : 15.15%
Biotechnology : 2.93%
Alnylam Pharmaceuticals Incorporated †	12,123	$760,961
bluebird bio Incorporated †«	9,900	420,750
Ligand Pharmaceuticals Incorporated †«	11,521	1,233,784
Prothena Corporation plc †«	9,041	372,128
Ultragenyx Pharmaceutical Incorporated †	10,100	639,431
		3,427,054

Health Care Equipment & Supplies : 7.27%
Align Technology Incorporated †	28,800	2,093,472
DexCom Incorporated †	21,256	1,443,495
Hologic Incorporated †	51,500	1,776,750
Integra LifeSciences Holdings Corporation	22,100	1,488,656
Nevro Corporation †«	15,896	894,309
Teleflex Incorporated	5,132	805,775
		8,502,457

Health Care Providers & Services : 2.94%
Amedisys Incorporated †	1,900	91,846
HealthEquity Incorporated †	46,238	1,140,691
VCA Incorporated †	38,300	2,209,527
		3,442,064

Life Sciences Tools & Services : 1.37%
Cambrex Corporation †	36,500	1,606,000

Pharmaceuticals : 0.64%
Intersect ENT Incorporated †	39,461	749,759

Industrials : 20.62%
Aerospace & Defense : 1.39%
Orbital ATK Incorporated	18,700	1,625,778

Airlines : 1.24%
Spirit Airlines Incorporated †	30,300	1,453,794

Building Products : 4.87%
A.O. Smith Corporation	25,900	1,976,429
Allegion plc	34,100	2,172,511
Masco Corporation	36,600	1,151,070
Masonite International Corporation †	6,200	402,982
		5,702,992

Commercial Services & Supplies : 2.00%
KAR Auction Services Incorporated	61,415	2,342,368

Electrical Equipment : 1.27%
Acuity Brands Incorporated	6,819	1,487,497

Industrial Conglomerates : 1.43%
Carlisle Companies Incorporated	16,857	1,677,272

Machinery : 2.83%
Proto Labs Incorporated †«	13,700	1,056,133
WABCO Holdings Incorporated †	10,900	1,165,428
Wabtec Corporation	13,700	1,086,273
		3,307,834

Professional Services : 0.95%
TransUnion †	40,100	1,107,161

2

Wells Fargo VT Discovery Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Road & Rail : 2.02%
J.B. Hunt Transport Services Incorporated	10,700	$901,368
Old Dominion Freight Line Incorporated †	20,900	1,455,058
		2,356,426

Trading Companies & Distributors : 2.62%
Air Lease Corporation	34,800	1,117,776
HD Supply Holdings Incorporated †	58,939	1,949,113
		3,066,889

Information Technology : 26.54%
Communications Equipment : 1.16%
Harris Corporation	17,400	1,354,764

Electronic Equipment, Instruments & Components : 2.22%
Cognex Corporation	28,800	1,121,760
FLIR Systems Incorporated	44,900	1,479,455
		2,601,215

Internet Software & Services : 2.30%
CoStar Group Incorporated †	14,319	2,694,406

IT Services : 9.36%
Black Knight Financial Services Incorporated Class A †	19,950	619,049
Broadridge Financial Solutions Incorporated	33,400	1,980,954
EPAM Systems Incorporated †	28,119	2,099,646
Euronet Worldwide Incorporated †	28,593	2,119,027
Vantiv Incorporated Class A †	39,353	2,120,340
WEX Incorporated †	24,100	2,008,976
		10,947,992

Software : 11.50%
Fleetmatics Group plc †	16,188	659,013
Guidewire Software Incorporated †	31,591	1,721,078
HubSpot Incorporated †	25,500	1,112,310
Imperva Incorporated †	21,641	1,092,871
Paycom Software Incorporated †«	63,922	2,275,623
ServiceNow Incorporated †	26,500	1,621,270
Tableau Software Incorporated Class A †	19,959	915,519
Take-Two Interactive Software Incorporated †	54,900	2,068,083
Tyler Technologies Incorporated †	15,475	1,990,240
		13,456,007

Materials : 3.86%
Chemicals : 1.34%
Axalta Coating Systems Limited †	53,683	1,567,544

Construction Materials : 1.57%
Vulcan Materials Company	17,400	1,836,918

Containers & Packaging : 0.95%
Ball Corporation	15,600	1,112,122

Telecommunication Services : 2.22%
Diversified Telecommunication Services : 2.22%
Zayo Group Holdings Incorporated †	107,200	2,598,528

Total Common Stocks (Cost $103,967,853)		114,167,941

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Discovery Fund

Security name		Yield	Shares	Value
Short-Term Investments : 6.85%
Investment Companies : 6.85%
Securities Lending Cash Investments LLC (l)(r)(u)		0.43%	5,716,250	$5,716,250
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.44	2,297,029	2,297,029
Total Short-Term Investments (Cost $8,013,279)				8,013,279

Total investments in securities (Cost $111,981,132)*	104.41%			122,181,220
Other assets and liabilities, net	(4.41)			(5,163,970)

Total net assets	100.00%			$117,017,250

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $112,044,564 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,604,620
Gross unrealized losses	(4,467,964)

Net unrealized gains	$10,136,656

Abbreviations:

LLC	Limited liability company
plc	Public limited company

4

Wells Fargo VT Discovery Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$24,684,757	$0	$0	$24,684,757
Consumer staples	1,661,990	0	0	1,661,990
Energy	957,032	0	0	957,032
Financials	6,839,321	0	0	6,839,321
Health care	17,727,334	0	0	17,727,334
Industrials	24,128,011	0	0	24,128,011
Information technology	31,054,384	0	0	31,054,384
Materials	4,516,584	0	0	4,516,584
Telecommunication services	2,598,528	0	0	2,598,528
Short-term investments
Investment companies	2,297,029	0	0	2,297,029
Investments measured at net asset value*				5,716,250

Total assets	$116,464,970	$0	$0	$122,181,220

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $5,716,250 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 59.21%
Consumer Discretionary : 7.63%
Auto Components : 0.21%
BorgWarner Incorporated	590	$22,656
Delphi Automotive plc	749	56,190
Johnson Controls Incorporated	1,750	68,198
The Goodyear Tire & Rubber Company	721	23,779
		170,823

Automobiles : 0.35%
Ford Motor Company	10,529	142,142
General Motors Company	3,795	119,277
Harley-Davidson Incorporated	497	25,511
		286,930

Distributors : 0.05%
Genuine Parts Company	404	40,141

Diversified Consumer Services : 0.02%
H&R Block Incorporated	637	16,830

Hotels, Restaurants & Leisure : 1.11%
Carnival Corporation	1,217	64,221
Chipotle Mexican Grill Incorporated †	81	38,149
Darden Restaurants Incorporated	312	20,686
Marriott International Incorporated Class A «	513	36,515
McDonald’s Corporation	2,435	306,031
Royal Caribbean Cruises Limited	458	37,625
Starbucks Corporation	3,992	238,322
Starwood Hotels & Resorts Worldwide Incorporated	456	38,044
Wyndham Worldwide Corporation	303	23,158
Wynn Resorts Limited	219	20,461
Yum! Brands Incorporated	1,104	90,362
		913,574

Household Durables : 0.26%
D.R. Horton Incorporated	888	26,844
Garmin Limited	317	12,667
Harman International Industries Incorporated	192	17,096
Leggett & Platt Incorporated	366	17,714
Lennar Corporation Class A	486	23,503
Mohawk Industries Incorporated †	171	32,644
Newell Rubbermaid Incorporated «	721	31,933
PulteGroup Incorporated	857	16,034
Whirlpool Corporation	208	37,511
		215,946

Internet & Catalog Retail : 1.18%
Amazon.com Incorporated †	1,042	618,573
Expedia Incorporated	320	34,502
Netflix Incorporated †	1,156	118,178
The Priceline Group Incorporated †	134	172,721
TripAdvisor Incorporated †	307	20,416
		964,390

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Leisure Products : 0.07%
Hasbro Incorporated	303	$24,270
Mattel Incorporated	917	30,830
		55,100

Media : 1.84%
Cablevision Systems Corporation New York Group Class A	600	19,800
CBS Corporation Class B	1,139	62,748
Comcast Corporation Class A	6,570	401,296
Discovery Communications Incorporated Class A †	405	11,595
Discovery Communications Incorporated Class C †	643	17,361
Interpublic Group of Companies Incorporated	1,085	24,901
News Corporation Class A	1,026	13,102
News Corporation Class B	291	3,856
Omnicom Group Incorporated	646	53,767
Scripps Networks Interactive Incorporated Class A	256	16,768
Tegna Incorporated	593	13,912
The Walt Disney Company	4,053	402,503
Time Warner Cable Incorporated	764	156,330
Time Warner Incorporated	2,134	154,822
Twenty-First Century Fox Incorporated Class A	3,023	84,281
Twenty-First Century Fox Incorporated Class B	1,164	32,825
Viacom Incorporated Class B	935	38,597
		1,508,464

Multiline Retail : 0.41%
Dollar General Corporation	786	67,282
Dollar Tree Incorporated †	634	52,280
Kohl’s Corporation	512	23,864
Macy’s Incorporated	837	36,903
Nordstrom Incorporated «	346	19,795
Target Corporation	1,626	133,787
		333,911

Specialty Retail : 1.58%
Advance Auto Parts Incorporated	198	31,747
AutoNation Incorporated †	200	9,336
AutoZone Incorporated †	81	64,532
Bed Bath & Beyond Incorporated †	441	21,891
Best Buy Company Incorporated	760	24,654
CarMax Incorporated «†	528	26,981
GameStop Corporation Class A	283	8,980
L Brands Incorporated	687	60,325
Lowe’s Companies Incorporated	2,471	187,178
O’Reilly Automotive Incorporated †	262	71,699
Ross Stores Incorporated	1,093	63,285
Signet Jewelers Limited	215	26,666
Staples Incorporated	1,743	19,225
The Gap Incorporated	610	17,934
The Home Depot Incorporated	3,424	456,864
The TJX Companies Incorporated	1,808	141,657
Tiffany & Company	301	22,087
Tractor Supply Company	360	32,566
Urban Outfitters Incorporated †	234	7,743
		1,295,350

Textiles, Apparel & Luxury Goods : 0.55%
Coach Incorporated	749	30,027
HanesBrands Incorporated	1,057	29,955
Michael Kors Holdings Limited †	484	27,569
Nike Incorporated Class B	3,645	224,058

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
PVH Corporation	221	$21,892
Ralph Lauren Corporation	156	15,017
Under Armour Incorporated Class A †	490	41,567
VF Corporation	916	59,320
		449,405

Consumer Staples : 6.16%
Beverages : 1.42%
Brown-Forman Corporation Class B	270	26,587
Coca-Cola Enterprises Incorporated	564	28,617
Constellation Brands Incorporated Class A	475	71,768
Dr Pepper Snapple Group Incorporated	505	45,157
Molson Coors Brewing Company Class B	496	47,705
Monster Beverage Corporation †	405	54,019
PepsiCo Incorporated	3,903	399,979
The Coca-Cola Company	10,524	488,208
		1,162,040

Food & Staples Retailing : 1.44%
Costco Wholesale Corporation	1,187	187,047
CVS Health Corporation	2,966	307,663
Sysco Corporation	1,417	66,216
The Kroger Company	2,632	100,674
Wal-Mart Stores Incorporated	4,237	290,192
Walgreens Boots Alliance Incorporated	2,330	196,279
Whole Foods Market Incorporated	876	27,252
		1,175,323

Food Products : 1.01%
Archer Daniels Midland Company	1,608	58,386
Campbell Soup Company	485	30,938
ConAgra Foods Incorporated	1,172	52,295
General Mills Incorporated	1,602	101,487
Hormel Foods Corporation	729	31,522
Kellogg Company	680	52,054
McCormick & Company Incorporated	311	30,938
Mead Johnson Nutrition Company	503	42,740
Mondelez International Incorporated Class A	4,236	169,948
The Hershey Company	387	35,639
The J.M. Smucker Company	323	41,938
The Kraft Heinz Company	1,606	126,167
Tyson Foods Incorporated Class A	790	52,661
		826,713

Household Products : 1.18%
Church & Dwight Company Incorporated	350	32,263
Colgate-Palmolive Company	2,411	170,337
Kimberly-Clark Corporation	973	130,878
The Clorox Company	349	43,995
The Procter & Gamble Company	7,164	589,669
		967,142

Personal Products : 0.07%
The Estee Lauder Companies Incorporated Class A	599	56,492

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Tobacco : 1.04%
Altria Group Incorporated	5,288	$331,346
Philip Morris International	4,184	410,492
Reynolds American Incorporated	2,235	112,443
		854,281

Energy : 4.00%
Energy Equipment & Services : 0.60%
Baker Hughes Incorporated	1,182	51,807
Cameron International Corporation †	517	34,665
Diamond Offshore Drilling Incorporated	174	3,781
FMC Technologies Incorporated †	612	16,744
Halliburton Company	2,317	82,763
Helmerich & Payne Incorporated	292	17,146
National Oilwell Varco Incorporated	1,014	31,535
Schlumberger Limited	3,384	249,570
Transocean Limited «	924	8,445
		496,456

Oil, Gas & Consumable Fuels : 3.40%
Anadarko Petroleum Corporation	1,373	63,941
Apache Corporation	1,022	49,884
Cabot Oil & Gas Corporation	1,237	28,092
California Resources Corporation	1	1
Chesapeake Energy Corporation	1,397	5,756
Chevron Corporation	5,085	485,109
Cimarex Energy Company	256	24,901
Columbia Pipeline Group Incorporated	1,079	27,083
Concho Resources Incorporated †	348	35,162
ConocoPhillips	3,338	134,421
Devon Energy Corporation	1,378	37,812
EOG Resources Incorporated	1,485	107,781
EQT Corporation	430	28,922
Exxon Mobil Corporation	11,215	937,462
Hess Corporation	715	37,645
Kinder Morgan Incorporated	4,941	88,246
Marathon Oil Corporation	2,278	25,377
Marathon Petroleum Corporation	1,428	53,093
Murphy Oil Corporation	436	10,983
Newfield Exploration Company †	535	17,789
Noble Energy Incorporated	1,157	36,341
Occidental Petroleum Corporation	2,062	141,103
ONEOK Incorporated	567	16,931
Phillips 66 Company	1,267	109,710
Pioneer Natural Resources Company	440	61,926
Range Resources Corporation	458	14,830
Southwestern Energy Company †	1,052	8,490
Spectra Energy Corporation	1,813	55,478
Tesoro Corporation	322	27,695
The Williams Companies Incorporated	1,844	29,633
Valero Energy Corporation	1,271	81,522
		2,783,119

Financials : 9.26%
Banks : 3.11%
Bank of America Corporation	27,887	377,032
BB&T Corporation	2,108	70,133
Citigroup Incorporated	7,961	332,372
Citizens Financial Group Incorporated	1,425	29,854
Comerica Incorporated	472	17,875

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Banks (continued)
Fifth Third Bancorp	2,114	$35,283
Huntington Bancshares Incorporated	2,146	20,473
JPMorgan Chase & Company	9,912	586,989
KeyCorp	2,257	24,917
M&T Bank Corporation	429	47,619
People’s United Financial Incorporated	838	13,349
PNC Financial Services Group Incorporated	1,353	114,423
Regions Financial Corporation	3,477	27,294
SunTrust Banks Incorporated	1,363	49,177
US Bancorp	4,409	178,961
Wells Fargo & Company (l)	12,476	603,339
Zions Bancorporation	552	13,364
		2,542,454

Capital Markets : 1.10%
Affiliated Managers Group Incorporated †	146	23,710
Ameriprise Financial Incorporated	456	42,869
Bank of New York Mellon Corporation	2,905	106,991
BlackRock Incorporated	340	115,794
Charles Schwab Corporation	3,245	90,925
E*TRADE Financial Corporation †	763	18,686
Franklin Resources Incorporated	1,008	39,362
Goldman Sachs Group Incorporated	1,060	166,399
Invesco Limited	1,124	34,585
Legg Mason Incorporated	291	10,092
Morgan Stanley	4,125	103,166
Northern Trust Corporation	581	37,864
State Street Corporation	1,080	63,202
T. Rowe Price Group Incorporated	670	49,218
		902,863

Consumer Finance : 0.45%
American Express Company	2,213	135,878
Capital One Financial Corporation	1,424	98,697
Discover Financial Services	1,118	56,929
Navient Corporation	925	11,072
Synchrony Financial †	2,252	64,542
		367,118

Diversified Financial Services : 1.26%
Berkshire Hathaway Incorporated Class B †	5,060	717,913
CME Group Incorporated	913	87,694
Intercontinental Exchange Incorporated	321	75,480
Leucadia National Corporation	900	14,553
McGraw Hill Financial Incorporated	716	70,870
Moody’s Corporation	458	44,224
The NASDAQ OMX Group Incorporated	310	20,578
		1,031,312

Insurance : 1.54%
AFLAC Incorporated	1,133	71,538
American International Group Incorporated	3,104	167,771
Aon plc	729	76,144
Assurant Incorporated	174	13,424
Chubb Limited	1,244	148,223
Cincinnati Financial Corporation	399	26,079
Lincoln National Corporation	650	25,480
Loews Corporation	723	27,662

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Insurance (continued)
Marsh & McLennan Companies Incorporated	1,407	$85,532
MetLife Incorporated	2,961	130,106
Principal Financial Group Incorporated	732	28,877
Prudential Financial Incorporated	1,203	86,881
The Allstate Corporation	1,022	68,852
The Hartford Financial Services Group Incorporated	1,071	49,352
The Progressive Corporation	1,577	55,416
The Travelers Companies Incorporated	796	92,901
Torchmark Corporation	304	16,465
UnumProvident Corporation	645	19,943
Willis Towers Watson plc	373	44,260
XL Group plc	788	28,998
		1,263,904

Real Estate Management & Development : 0.03%
CBRE Group Incorporated Class A †	785	22,624

REITs : 1.77%
American Tower Corporation	1,145	117,214
Apartment Investment & Management Company Class A	422	17,648
AvalonBay Communities Incorporated	370	70,374
Boston Properties Incorporated	414	52,611
Crown Castle International Corporation	901	77,937
Equinix Incorporated	186	61,512
Equity Residential	986	73,980
Essex Property Trust Incorporated	176	41,159
Extra Space Storage Incorporated	337	31,496
Federal Realty Investment Trust	188	29,337
General Growth Properties Incorporated	1,572	46,736
HCP Incorporated	1,257	40,953
Host Hotels & Resorts Incorporated	2,031	33,918
Iron Mountain Incorporated	519	17,599
Kimco Realty Corporation	1,117	32,147
Prologis Incorporated	1,416	62,559
Public Storage Incorporated	397	109,505
Realty Income Corporation	676	42,257
Simon Property Group Incorporated	835	173,421
SL Green Realty Corporation	270	26,158
The Macerich Company	342	27,100
UDR Incorporated	721	27,780
Ventas Incorporated	907	57,105
Vornado Realty Trust	479	45,232
Welltower Incorporated	959	66,497
Weyerhaeuser Company	2,132	66,049
		1,448,284

Health Care : 8.46%
Biotechnology : 1.89%
AbbVie Incorporated	4,351	248,529
Alexion Pharmaceuticals Incorporated †	607	84,507
Amgen Incorporated	2,031	304,508
Baxalta Incorporated	1,842	74,417
Biogen Incorporated †	590	153,589
Celgene Corporation †	2,110	211,190
Gilead Sciences Incorporated	3,691	339,055
Regeneron Pharmaceuticals Incorporated †	211	76,053
Vertex Pharmaceuticals Incorporated †	665	52,861
		1,544,709

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Health Care Equipment & Supplies : 1.33%
Abbott Laboratories	3,978	$166,400
Baxter International Incorporated	1,479	60,757
Becton Dickinson & Company	572	86,841
Boston Scientific Corporation †	3,642	68,506
C.R. Bard Incorporated	199	40,331
Dentsply Sirona Incorporated	651	40,121
Edwards Lifesciences Corporation †	579	51,074
Hologic Incorporated †	665	22,943
Intuitive Surgical Incorporated †	101	60,706
Medtronic plc	3,797	284,775
St. Jude Medical Incorporated	765	42,075
Stryker Corporation	845	90,660
Varian Medical Systems Incorporated †	257	20,565
Zimmer Holdings Incorporated	483	51,502
		1,087,256

Health Care Providers & Services : 1.60%
Aetna Incorporated	944	106,058
AmerisourceBergen Corporation	526	45,525
Anthem Incorporated	706	98,127
Cardinal Health Incorporated	889	72,854
Centene Corporation †	460	28,322
Cigna Corporation	690	94,696
DaVita HealthCare Partners Incorporated †	447	32,801
Express Scripts Holding Company †	1,804	123,917
HCA Holdings Incorporated †	825	64,391
Henry Schein Incorporated †	221	38,151
Humana Incorporated	400	73,180
Laboratory Corporation of America Holdings †	275	32,211
McKesson Corporation	616	96,866
Patterson Companies Incorporated	225	10,469
Quest Diagnostics Incorporated	385	27,508
Tenet Healthcare Corporation †	266	7,695
UnitedHealth Group Incorporated	2,567	330,886
Universal Health Services Incorporated Class B	244	30,432
		1,314,089

Health Care Technology : 0.05%
Cerner Corporation †	817	43,268

Life Sciences Tools & Services : 0.36%
Agilent Technologies Incorporated	884	35,227
Illumina Incorporated †	396	64,196
PerkinElmer Incorporated	296	14,640
Thermo Fisher Scientific Incorporated	1,070	151,501
Waters Corporation †	219	28,890
		294,454

Pharmaceuticals : 3.23%
Allergan plc †	1,065	285,452
Bristol-Myers Squibb Company	4,508	287,971
Eli Lilly & Company	2,628	189,242
Endo International plc †	552	15,539
Johnson & Johnson	7,452	806,306
Mallinckrodt plc †	302	18,507
Merck & Company Incorporated	7,494	396,508
Mylan NV †	1,113	51,588
Perrigo Company plc	395	50,532
Pfizer Incorporated	16,334	484,140

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Pharmaceuticals (continued)
Zoetis Incorporated	1,235	$54,748
		2,640,533

Industrials : 6.00%
Aerospace & Defense : 1.46%
General Dynamics Corporation	789	103,651
Honeywell International Incorporated	2,077	232,728
L-3 Communications Holdings Incorporated	210	24,885
Lockheed Martin Corporation	708	156,822
Northrop Grumman Corporation	488	96,575
Raytheon Company	806	98,840
Rockwell Collins Incorporated	353	32,550
Textron Incorporated	732	26,689
The Boeing Company	1,681	213,386
United Technologies Corporation	2,101	210,310
		1,196,436

Air Freight & Logistics : 0.44%
C.H. Robinson Worldwide Incorporated	386	28,653
Expeditors International of Washington Incorporated	491	23,966
FedEx Corporation	691	112,440
United Parcel Service Incorporated Class B	1,863	196,491
		361,550

Airlines : 0.37%
American Airlines Group Incorporated	1,628	66,764
Delta Air Lines Incorporated	2,102	102,325
Southwest Airlines Company	1,723	77,190
United Continental Holdings Incorporated †	970	58,064
		304,343

Building Products : 0.06%
Allegion plc	259	16,501
Masco Corporation	901	28,336
		44,837

Commercial Services & Supplies : 0.27%
Cintas Corporation	236	21,195
Pitney Bowes Incorporated	517	11,136
Republic Services Incorporated	642	30,591
Stericycle Incorporated †	229	28,898
The ADT Corporation	446	18,402
Tyco International plc	1,146	42,070
Waste Management Incorporated	1,119	66,021
		218,313

Construction & Engineering : 0.05%
Fluor Corporation	375	20,138
Jacobs Engineering Group Incorporated †	331	14,415
Quanta Services Incorporated †	431	9,723
		44,276

Electrical Equipment : 0.30%
AMETEK Incorporated	636	31,787
Eaton Corporation plc	1,239	77,512

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)
Emerson Electric Company	1,736	$94,404
Rockwell Automation Incorporated	354	40,268
		243,971

Industrial Conglomerates : 1.56%
3M Company	1,634	272,273
Danaher Corporation	1,614	153,104
General Electric Company	25,199	801,076
Roper Industries Incorporated	273	49,896
		1,276,349

Machinery : 0.75%
Caterpillar Incorporated	1,572	120,321
Cummins Incorporated	437	48,044
Deere & Company	809	62,285
Dover Corporation	418	26,890
Flowserve Corporation	351	15,588
Illinois Tool Works Incorporated	884	90,557
Ingersoll-Rand plc	693	42,973
Paccar Incorporated	948	51,846
Parker-Hannifin Corporation	365	40,544
Pentair plc	492	26,696
Snap-on Incorporated	156	24,490
Stanley Black & Decker Incorporated	411	43,241
Xylem Incorporated	482	19,714
		613,189

Professional Services : 0.18%
Dun & Bradstreet Corporation	98	10,102
Equifax Incorporated	320	36,573
Nielsen Holdings plc	976	51,396
Robert Half International Incorporated	353	16,443
Verisk Analytics Incorporated †	417	33,327
		147,841

Road & Rail : 0.45%
CSX Corporation	2,600	66,950
J.B. Hunt Transport Services Incorporated	240	20,218
Kansas City Southern	293	25,037
Norfolk Southern Corporation	805	67,016
Ryder System Incorporated	144	9,328
Union Pacific Corporation	2,285	181,772
		370,321

Trading Companies & Distributors : 0.11%
Fastenal Company	779	38,171
United Rentals Incorporated †	245	15,237
W.W. Grainger Incorporated «	153	35,715
		89,123

Information Technology : 12.34%
Communications Equipment : 0.85%
Cisco Systems Incorporated	13,590	386,907
F5 Networks Incorporated †	186	19,688

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Communications Equipment (continued)
Harris Corporation	336	$26,161
Juniper Networks Incorporated	949	24,209
Motorola Solutions Incorporated	428	32,400
QUALCOMM Incorporated	4,037	206,452
		695,817

Electronic Equipment, Instruments & Components : 0.23%
Amphenol Corporation Class A	831	48,048
Corning Incorporated	3,005	62,774
FLIR Systems Incorporated	372	12,257
TE Connectivity Limited	998	61,796
		184,875

Internet Software & Services : 2.58%
Akamai Technologies Incorporated †	477	26,507
Alphabet Incorporated Class A †	790	602,691
Alphabet Incorporated Class C †	802	597,450
eBay Incorporated	2,928	69,862
Facebook Incorporated Class A †	6,198	707,192
VeriSign Incorporated †	260	23,020
Yahoo! Incorporated †	2,352	86,577
		2,113,299

IT Services : 2.22%
Accenture plc Class A	1,696	195,718
Alliance Data Systems Corporation †	160	35,200
Automatic Data Processing Incorporated	1,235	110,792
Cognizant Technology Solutions Corporation Class A †	1,645	103,142
CSRA Incorporated	368	9,899
Fidelity National Information Services Incorporated	745	47,166
Fiserv Incorporated †	601	61,651
International Business Machines Corporation	2,387	361,511
MasterCard Incorporated Class A	2,647	250,142
Paychex Incorporated	867	46,827
PayPal Holdings Incorporated †	3,005	115,993
Teradata Corporation †	359	9,420
The Western Union Company	1,354	26,119
Total System Services Incorporated	455	21,649
Visa Incorporated Class A	5,182	396,319
Xerox Corporation	2,571	28,692
		1,820,240

Semiconductors & Semiconductor Equipment : 1.40%
Analog Devices Incorporated	837	49,542
Applied Materials Incorporated	3,053	64,663
Broadcom Limited	1,001	154,655
First Solar Incorporated †	206	14,105
Intel Corporation	12,758	412,721
KLA-Tencor Corporation	420	30,580
Lam Research Corporation	428	35,353
Linear Technology Corporation	646	28,786
Microchip Technology Incorporated «	550	26,510
Micron Technology Incorporated †	2,801	29,326
NVIDIA Corporation	1,380	49,169
Qorvo Incorporated †	348	17,543
Skyworks Solutions Incorporated	517	40,274
Texas Instruments Incorporated	2,714	155,838

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx Incorporated	689	$32,679
		1,141,744

Software : 2.58%
Activision Blizzard Incorporated	1,369	46,327
Adobe Systems Incorporated †	1,345	126,161
Autodesk Incorporated †	608	35,452
CA Incorporated	799	24,601
Citrix Systems Incorporated †	415	32,611
Electronic Arts Incorporated †	835	55,202
Intuit Incorporated	693	72,079
Microsoft Corporation	21,361	1,179,768
Oracle Corporation	8,509	348,103
Red Hat Incorporated †	493	36,733
Salesforce.com Incorporated †	1,703	125,732
Symantec Corporation	1,761	32,367
		2,115,136

Technology Hardware, Storage & Peripherals : 2.48%
Apple Incorporated	14,974	1,632,016
EMC Corporation	5,258	140,126
Hewlett Packard Enterprise Company	4,636	82,196
HP Incorporated	4,663	57,448
NetApp Incorporated	780	21,286
SanDisk Corporation	543	41,311
Seagate Technology plc	799	27,526
Western Digital Corporation	628	29,667
		2,031,576

Materials : 1.67%
Chemicals : 1.23%
Air Products & Chemicals Incorporated	523	75,338
Airgas Incorporated	176	24,929
CF Industries Holdings Incorporated	629	19,713
E.I. du Pont de Nemours & Company	2,353	148,992
Eastman Chemical Company	399	28,820
Ecolab Incorporated	719	80,183
FMC Corporation	361	14,574
International Flavors & Fragrances Incorporated	216	24,574
LyondellBasell Industries NV Class A	933	79,846
Monsanto Company	1,189	104,323
PPG Industries Incorporated	719	80,161
Praxair Incorporated	769	88,012
The Dow Chemical Company	3,016	153,394
The Mosaic Company	952	25,704
The Sherwin-Williams Company	212	60,350
		1,008,913

Construction Materials : 0.08%
Martin Marietta Materials Incorporated	173	27,595
Vulcan Materials Company	359	37,900
		65,495

Containers & Packaging : 0.18%
Avery Dennison Corporation	241	17,379
Ball Corporation	383	27,304

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Shares	Value
Containers & Packaging (continued)
International Paper Company	1,109	$45,513
Owens-Illinois Incorporated †	434	6,927
Sealed Air Corporation	529	25,397
WestRock Company	685	26,736
		149,256

Metals & Mining : 0.18%
Alcoa Incorporated «	3,550	34,009
Freeport-McMoRan Incorporated	3,380	34,949
Newmont Mining Corporation	1,428	37,956
Nucor Corporation	859	40,631
		147,545

Telecommunication Services : 1.65%
Diversified Telecommunication Services : 1.65%
AT&T Incorporated	16,612	650,692
CenturyLink Incorporated	1,467	46,885
Frontier Communications Corporation	3,155	17,636
Level 3 Communications Incorporated †	781	41,276
Verizon Communications Incorporated	11,003	595,042
		1,351,531

Utilities : 2.04%
Electric Utilities : 1.15%
American Electric Power Company Incorporated	1,325	87,980
Duke Energy Corporation	1,859	149,984
Edison International	880	63,263
Entergy Corporation	482	38,213
Eversource Energy	856	49,939
Exelon Corporation	2,484	89,076
FirstEnergy Corporation	1,144	41,150
NextEra Energy Incorporated	1,243	147,097
Pinnacle West Capital Corporation	300	22,521
PPL Corporation	1,819	69,249
The Southern Company	2,465	127,514
Xcel Energy Incorporated	1,371	57,335
		943,321

Gas Utilities : 0.03%
AGL Resources Incorporated	325	21,171

Independent Power & Renewable Electricity Producers : 0.04%
AES Corporation	1,781	21,016
NRG Energy Incorporated	850	11,059
		32,075

Multi-Utilities : 0.78%
Ameren Corporation	655	32,816
CenterPoint Energy Incorporated	1,161	24,288
CMS Energy Corporation	748	31,745
Consolidated Edison Incorporated	793	60,760
Dominion Resources Incorporated	1,611	121,018
DTE Energy Company	484	43,879
NiSource Incorporated	864	20,356
PG&E Corporation	1,330	79,428
Public Service Enterprise Group Incorporated	1,367	64,440

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name			Shares	Value
Multi-Utilities (continued)
SCANA Corporation			386	$27,078
Sempra Energy			636	66,176
TECO Energy Incorporated			636	17,509
WEC Energy Group Incorporated			852	51,180
				640,673

Water Utilities : 0.04%
American Water Works Company Incorporated			480	33,086

Total Common Stocks (Cost $29,325,812)				48,481,600

		Expiration date
Rights : 0.00%
Consumer Staples : 0.00%
Food & Staples Retailing : 0.00%
Safeway Casa Ley Contingent Value Rights †(a)(i)		1-30-2019	684	0
Safeway PDC Contingent Value Rights †(a)(i)		1-30-2017	684	0
Total Rights (Cost $725)				0

	Interest rate	Maturity date	Principal
U.S. Treasury Securities : 36.99%
U.S. Treasury Bond	2.50%	2-15-2045	$184,000	179,450
U.S. Treasury Bond	2.50	2-15-2046	69,000	67,286
U.S. Treasury Bond	2.75	8-15-2042	126,000	130,159
U.S. Treasury Bond	2.75	11-15-2042	126,000	129,938
U.S. Treasury Bond	2.88	5-15-2043	182,000	191,854
U.S. Treasury Bond	2.88	8-15-2045	143,000	150,463
U.S. Treasury Bond	3.00	5-15-2042	84,000	91,248
U.S. Treasury Bond	3.00	11-15-2044	184,000	198,598
U.S. Treasury Bond	3.00	5-15-2045	148,000	159,649
U.S. Treasury Bond	3.00	11-15-2045	142,000	153,354
U.S. Treasury Bond	3.13	11-15-2041	66,000	73,466
U.S. Treasury Bond	3.13	2-15-2042	87,000	96,798
U.S. Treasury Bond	3.13	2-15-2043	129,000	142,938
U.S. Treasury Bond	3.13	8-15-2044	183,000	202,508
U.S. Treasury Bond	3.38	5-15-2044	184,000	213,375
U.S. Treasury Bond	3.50	2-15-2039	61,000	72,628
U.S. Treasury Bond	3.63	8-15-2043	152,000	184,710
U.S. Treasury Bond	3.63	2-15-2044	184,000	223,287
U.S. Treasury Bond	3.75	8-15-2041	68,000	83,868
U.S. Treasury Bond	3.75	11-15-2043	183,000	227,406
U.S. Treasury Bond	3.88	8-15-2040	71,000	89,038
U.S. Treasury Bond	4.25	5-15-2039	57,000	75,467
U.S. Treasury Bond	4.25	11-15-2040	74,000	98,012
U.S. Treasury Bond	4.38	2-15-2038	32,000	43,274
U.S. Treasury Bond	4.38	11-15-2039	57,000	76,738
U.S. Treasury Bond	4.38	5-15-2040	83,000	111,719
U.S. Treasury Bond	4.38	5-15-2041	65,000	87,811
U.S. Treasury Bond	4.50	2-15-2036	70,000	96,078
U.S. Treasury Bond	4.50	5-15-2038	36,000	49,497
U.S. Treasury Bond	4.50	8-15-2039	59,000	80,830
U.S. Treasury Bond	4.63	2-15-2040	102,000	142,103
U.S. Treasury Bond	4.75	2-15-2037	24,000	33,972
U.S. Treasury Bond	4.75	2-15-2041	88,000	125,056
U.S. Treasury Bond	5.00	5-15-2037	29,000	42,443

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	5.25%	11-15-2028	$45,000	$61,574
U.S. Treasury Bond	5.25	2-15-2029	33,000	45,330
U.S. Treasury Bond	5.38	2-15-2031	70,000	100,409
U.S. Treasury Bond	5.50	8-15-2028	35,000	48,698
U.S. Treasury Bond	6.00	2-15-2026	42,000	58,121
U.S. Treasury Bond	6.13	11-15-2027	49,000	70,652
U.S. Treasury Bond	6.13	8-15-2029	25,000	37,215
U.S. Treasury Bond	6.25	5-15-2030	45,000	68,667
U.S. Treasury Bond	6.38	8-15-2027	21,000	30,692
U.S. Treasury Bond	6.50	11-15-2026	28,000	40,661
U.S. Treasury Bond	6.63	2-15-2027	18,000	26,513
U.S. Treasury Bond	6.75	8-15-2026	21,000	30,849
U.S. Treasury Bond	7.25	8-15-2022	24,000	32,483
U.S. Treasury Note	0.50	7-31-2017	135,000	134,673
U.S. Treasury Note	0.63	5-31-2017	263,000	262,846
U.S. Treasury Note	0.63	6-30-2017	114,000	113,933
U.S. Treasury Note	0.63	7-31-2017	127,000	126,891
U.S. Treasury Note	0.63	8-31-2017	184,000	183,792
U.S. Treasury Note	0.63	9-30-2017	160,000	159,800
U.S. Treasury Note	0.63	11-30-2017	153,000	152,773
U.S. Treasury Note	0.63	4-30-2018	164,000	163,552
U.S. Treasury Note	0.75	6-30-2017	143,000	143,140
U.S. Treasury Note	0.75	10-31-2017	157,000	157,068
U.S. Treasury Note	0.75	12-31-2017	163,000	163,057
U.S. Treasury Note	0.75	1-31-2018	116,000	116,045
U.S. Treasury Note	0.75	2-28-2018	153,000	153,054
U.S. Treasury Note	0.75	3-31-2018	133,000	133,010
U.S. Treasury Note	0.75	4-15-2018	127,000	126,970
U.S. Treasury Note	0.75	2-15-2019	107,000	106,699
U.S. Treasury Note	0.88	5-15-2017	152,000	152,344
U.S. Treasury Note	0.88	6-15-2017	122,000	122,305
U.S. Treasury Note	0.88	7-15-2017	119,000	119,288
U.S. Treasury Note	0.88	8-15-2017	116,000	116,276
U.S. Treasury Note	0.88	10-15-2017	119,000	119,284
U.S. Treasury Note	0.88	11-15-2017	113,000	113,291
U.S. Treasury Note	0.88	11-30-2017	115,000	115,283
U.S. Treasury Note	0.88	1-15-2018	125,000	125,322
U.S. Treasury Note	0.88	1-31-2018	115,000	115,305
U.S. Treasury Note	0.88	7-15-2018	117,000	117,224
U.S. Treasury Note	0.88	10-15-2018	106,000	106,182
U.S. Treasury Note	0.88	7-31-2019	76,000	75,834
U.S. Treasury Note	1.00	9-15-2017	119,000	119,511
U.S. Treasury Note	1.00	12-15-2017	132,000	132,598
U.S. Treasury Note	1.00	12-31-2017	115,000	115,553
U.S. Treasury Note	1.00	2-15-2018	125,000	125,596
U.S. Treasury Note	1.00	3-15-2018	125,000	125,630
U.S. Treasury Note	1.00	5-15-2018	124,000	124,596
U.S. Treasury Note	1.00	5-31-2018	176,000	176,846
U.S. Treasury Note	1.00	8-15-2018	117,000	117,562
U.S. Treasury Note	1.00	9-15-2018	117,000	117,576
U.S. Treasury Note	1.00	3-15-2019	107,000	107,439
U.S. Treasury Note	1.00	6-30-2019	58,000	58,168
U.S. Treasury Note	1.00	8-31-2019	79,000	79,127
U.S. Treasury Note	1.00	9-30-2019	100,000	100,106
U.S. Treasury Note	1.00	11-30-2019	96,000	95,985
U.S. Treasury Note	1.13	6-15-2018	124,000	124,959
U.S. Treasury Note	1.13	1-15-2019	106,000	106,841
U.S. Treasury Note	1.13	5-31-2019	65,000	65,449
U.S. Treasury Note	1.13	12-31-2019	95,000	95,301
U.S. Treasury Note	1.13	3-31-2020	93,000	93,189
U.S. Treasury Note	1.13	4-30-2020	104,000	104,175
U.S. Treasury Note	1.13	2-28-2021	153,000	152,444
U.S. Treasury Note	1.25	10-31-2018	165,000	166,818

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.25%	11-15-2018	$108,000	$109,190
U.S. Treasury Note	1.25	11-30-2018	155,000	156,750
U.S. Treasury Note	1.25	12-15-2018	108,000	109,240
U.S. Treasury Note	1.25	1-31-2019	125,000	126,416
U.S. Treasury Note	1.25	4-30-2019	51,000	51,556
U.S. Treasury Note	1.25	10-31-2019	75,000	75,674
U.S. Treasury Note	1.25	1-31-2020	152,000	153,081
U.S. Treasury Note	1.25	2-29-2020	103,000	103,700
U.S. Treasury Note	1.38	2-29-2020	154,000	155,739
U.S. Treasury Note	1.38	6-30-2018	127,000	128,712
U.S. Treasury Note	1.38	7-31-2018	151,000	153,029
U.S. Treasury Note	1.38	9-30-2018	208,000	210,974
U.S. Treasury Note	1.38	11-30-2018	74,000	75,090
U.S. Treasury Note	1.38	12-31-2018	91,000	92,340
U.S. Treasury Note	1.38	2-28-2019	121,000	122,787
U.S. Treasury Note	1.38	1-31-2020	101,000	102,192
U.S. Treasury Note	1.38	3-31-2020	153,000	154,703
U.S. Treasury Note	1.38	4-30-2020	153,000	154,626
U.S. Treasury Note	1.38	5-31-2020	106,000	107,101
U.S. Treasury Note	1.38	8-31-2020	173,000	174,696
U.S. Treasury Note	1.38	9-30-2020	173,000	174,507
U.S. Treasury Note	1.38	10-31-2020	157,000	158,312
U.S. Treasury Note	1.38	1-31-2021	157,000	158,184
U.S. Treasury Note	1.50	8-31-2018	200,000	203,414
U.S. Treasury Note	1.50	12-31-2018	144,000	146,616
U.S. Treasury Note	1.50	1-31-2019	161,000	163,937
U.S. Treasury Note	1.50	2-28-2019	171,000	174,106
U.S. Treasury Note	1.50	3-31-2019	60,000	61,118
U.S. Treasury Note	1.50	5-31-2019	184,000	187,321
U.S. Treasury Note	1.50	10-31-2019	152,000	154,654
U.S. Treasury Note	1.50	11-30-2019	153,000	155,606
U.S. Treasury Note	1.50	5-31-2020	153,000	155,337
U.S. Treasury Note	1.50	1-31-2022	128,000	128,670
U.S. Treasury Note	1.50	2-28-2023	126,000	125,690
U.S. Treasury Note	1.63	3-31-2019	177,000	180,865
U.S. Treasury Note	1.63	4-30-2019	159,000	162,484
U.S. Treasury Note	1.63	6-30-2019	183,000	187,118
U.S. Treasury Note	1.63	7-31-2019	180,000	183,973
U.S. Treasury Note	1.63	8-31-2019	155,000	158,415
U.S. Treasury Note	1.63	12-31-2019	152,000	155,260
U.S. Treasury Note	1.63	6-30-2020	152,000	155,070
U.S. Treasury Note	1.63	7-31-2020	171,000	174,433
U.S. Treasury Note	1.63	11-30-2020	155,000	158,148
U.S. Treasury Note	1.63	8-15-2022	117,000	117,942
U.S. Treasury Note	1.63	11-15-2022	150,000	151,166
U.S. Treasury Note	1.63	2-15-2026	102,000	100,570
U.S. Treasury Note	1.75	10-31-2018	66,000	67,596
U.S. Treasury Note	1.75	9-30-2019	154,000	158,024
U.S. Treasury Note	1.75	10-31-2020	148,000	151,694
U.S. Treasury Note	1.75	12-31-2020	157,000	160,913
U.S. Treasury Note	1.75	2-28-2022	129,000	131,424
U.S. Treasury Note	1.75	3-31-2022	128,000	130,320
U.S. Treasury Note	1.75	4-30-2022	126,000	128,234
U.S. Treasury Note	1.75	5-15-2022	111,000	112,895
U.S. Treasury Note	1.75	9-30-2022	144,000	146,244
U.S. Treasury Note	1.75	1-31-2023	129,000	130,824
U.S. Treasury Note	1.75	5-15-2023	226,000	229,169
U.S. Treasury Note	1.88	8-31-2017	118,000	119,954
U.S. Treasury Note	1.88	9-30-2017	102,000	103,765
U.S. Treasury Note	1.88	10-31-2017	114,000	116,053
U.S. Treasury Note	1.88	6-30-2020	86,000	88,661
U.S. Treasury Note	1.88	11-30-2021	128,000	131,495
U.S. Treasury Note	1.88	5-31-2022	128,000	131,200

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.88%	8-31-2022	$142,000	$145,345
U.S. Treasury Note	1.88	10-31-2022	143,000	146,329
U.S. Treasury Note	2.00	7-31-2020	101,000	104,613
U.S. Treasury Note	2.00	9-30-2020	106,000	109,913
U.S. Treasury Note	2.00	11-30-2020	122,000	126,427
U.S. Treasury Note	2.00	2-28-2021	136,000	140,988
U.S. Treasury Note	2.00	5-31-2021	146,000	151,338
U.S. Treasury Note	2.00	8-31-2021	127,000	131,470
U.S. Treasury Note	2.00	10-31-2021	126,000	130,297
U.S. Treasury Note	2.00	11-15-2021	178,000	184,140
U.S. Treasury Note	2.00	2-15-2022	133,000	137,582
U.S. Treasury Note	2.00	7-31-2022	144,000	148,539
U.S. Treasury Note	2.00	11-30-2022	129,000	132,961
U.S. Treasury Note	2.00	2-15-2023	220,000	226,763
U.S. Treasury Note	2.00	2-15-2025	289,000	295,322
U.S. Treasury Note	2.00	8-15-2025	220,000	224,305
U.S. Treasury Note	2.13	8-31-2020	138,000	143,709
U.S. Treasury Note	2.13	1-31-2021	132,000	137,693
U.S. Treasury Note	2.13	6-30-2021	142,000	148,035
U.S. Treasury Note	2.13	8-15-2021	178,000	185,447
U.S. Treasury Note	2.13	9-30-2021	128,000	133,290
U.S. Treasury Note	2.13	12-31-2021	126,000	131,079
U.S. Treasury Note	2.13	6-30-2022	126,000	130,937
U.S. Treasury Note	2.13	12-31-2022	129,000	134,034
U.S. Treasury Note	2.13	5-15-2025	234,000	241,340
U.S. Treasury Note	2.25	11-30-2017	117,000	119,930
U.S. Treasury Note	2.25	7-31-2018	49,000	50,644
U.S. Treasury Note	2.25	3-31-2021	135,000	141,597
U.S. Treasury Note	2.25	4-30-2021	142,000	148,950
U.S. Treasury Note	2.25	7-31-2021	154,000	161,568
U.S. Treasury Note	2.25	11-15-2024	290,000	302,484
U.S. Treasury Note	2.25	11-15-2025	219,000	228,008
U.S. Treasury Note	2.38	7-31-2017	96,000	98,138
U.S. Treasury Note	2.38	5-31-2018	58,000	59,998
U.S. Treasury Note	2.38	6-30-2018	74,000	76,648
U.S. Treasury Note	2.38	12-31-2020	123,000	129,611
U.S. Treasury Note	2.38	8-15-2024	289,000	304,489
U.S. Treasury Note	2.50	6-30-2017	107,000	109,399
U.S. Treasury Note	2.50	8-15-2023	190,000	202,528
U.S. Treasury Note	2.50	5-15-2024	281,000	298,914
U.S. Treasury Note	2.63	1-31-2018	81,000	83,778
U.S. Treasury Note	2.63	4-30-2018	62,000	64,412
U.S. Treasury Note	2.63	8-15-2020	149,000	158,388
U.S. Treasury Note	2.63	11-15-2020	240,000	255,356
U.S. Treasury Note	2.75	5-31-2017	106,000	108,542
U.S. Treasury Note	2.75	12-31-2017	90,000	93,129
U.S. Treasury Note	2.75	2-28-2018	71,000	73,718
U.S. Treasury Note	2.75	2-15-2019	128,000	134,910
U.S. Treasury Note	2.75	11-15-2023	251,000	271,963
U.S. Treasury Note	2.75	2-15-2024	217,000	235,055
U.S. Treasury Note	2.88	3-31-2018	80,000	83,356
U.S. Treasury Note	3.13	5-15-2019	166,000	177,471
U.S. Treasury Note	3.13	5-15-2021	155,000	169,313
U.S. Treasury Note	3.38	11-15-2019	159,000	172,453
U.S. Treasury Note	3.50	2-15-2018	120,000	126,192
U.S. Treasury Note	3.50	5-15-2020	138,000	151,223
U.S. Treasury Note	3.63	8-15-2019	145,000	157,835
U.S. Treasury Note	3.63	2-15-2020	191,000	209,720
U.S. Treasury Note	3.63	2-15-2021	199,000	221,558
U.S. Treasury Note	3.75	11-15-2018	141,000	151,839
U.S. Treasury Note	3.88	5-15-2018	65,000	69,349
U.S. Treasury Note	4.00	8-15-2018	74,000	79,770
U.S. Treasury Note	4.25	11-15-2017	86,000	90,858
U.S. Treasury Note	4.50	5-15-2017	65,000	67,757
U.S. Treasury Note	4.75	8-15-2017	80,000	84,388

Wells Fargo VT Index Asset Allocation Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		6.25%	8-15-2023	$35,000	$46,471
U.S. Treasury Note		6.88	8-15-2025	21,000	30,333
U.S. Treasury Note		7.13	2-15-2023	24,000	32,821
U.S. Treasury Note		7.50	11-15-2024	22,000	32,300
U.S. Treasury Note		7.63	11-15-2022	12,000	16,666
U.S. Treasury Note		7.63	2-15-2025	20,000	29,764
U.S. Treasury Note		7.88	2-15-2021	15,000	19,690
U.S. Treasury Note		8.00	11-15-2021	48,000	65,338
U.S. Treasury Note		8.13	8-15-2019	29,000	35,893
U.S. Treasury Note		8.13	5-15-2021	17,000	22,751
U.S. Treasury Note		8.13	8-15-2021	15,000	20,286
U.S. Treasury Note		8.50	2-15-2020	15,000	19,254
U.S. Treasury Note		8.75	5-15-2017	42,000	45,783
U.S. Treasury Note		8.75	5-15-2020	12,000	15,674
U.S. Treasury Note		8.75	8-15-2020	27,000	35,717
U.S. Treasury Note		8.88	8-15-2017	25,000	27,806
U.S. Treasury Note		8.88	2-15-2019	29,000	35,642
U.S. Treasury Note		9.00	11-15-2018	18,000	21,814
U.S. Treasury Note		9.13	5-15-2018	16,000	18,840
Total U.S. Treasury Securities (Cost $29,595,377)					30,286,550

		Yield		Shares
Short-Term Investments : 4.02%
Investment Companies : 3.75%
Securities Lending Cash Investments LLC (l)(r)(u)		0.43		194,630	194,630
Wells Fargo Cash Investment Money Market Fund Select Class (l)(r)		0.44		2,878,189	2,878,189
					3,072,819

				Principal
U.S. Treasury Securities : 0.27%
U.S. Treasury Bill #(z)		0.11	4-21-2016	$98,000	97,994
U.S. Treasury Bill #(z)		0.11	6-9-2016	6,000	5,999
U.S. Treasury Bill #(z)		0.16	4-28-2016	119,000	118,985
					222,978

Total Short-Term Investments (Cost $3,295,782)					3,295,797

Total investments in securities (Cost $62,217,696)*	100.22%				82,063,947
Other assets and liabilities, net	(0.22)				(183,546)

Total net assets	100.00%				$81,880,401

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $63,859,278 and unrealized gains (losses) consists of:

Gross unrealized gains	$19,125,060
Gross unrealized losses	(920,391)

Net unrealized gains	$18,204,669

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Index Asset Allocation Fund

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo VT Index Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$6,250,864	$0	$0	$6,250,864
Consumer staples	5,041,991	0	0	5,041,991
Energy	3,279,575	0	0	3,279,575
Financials	7,578,559	0	0	7,578,559
Health care	6,924,309	0	0	6,924,309
Industrials	4,910,549	0	0	4,910,549
Information technology	10,102,687	0	0	10,102,687
Materials	1,371,209	0	0	1,371,209
Telecommunication services	1,351,531	0	0	1,351,531
Utilities	1,670,326	0	0	1,670,326
Rights
Consumer staples	0	0	0	0
U.S. Treasury securities	30,286,550	0	0	30,286,550
Short-term investments
Investment companies	2,878,189	0	0	2,878,189
U.S. Treasury securities	222,978	0	0	222,978
Investments measured at net asset value*				194,630

	81,869,317	0	0	82,063,947
Futures contracts	2,042	0	0	2,042

Total assets	$81,871,359	$0	$0	$82,065,989
Liabilities
Futures contracts	$37,343	$0	$0	$37,343

Total liabilities	$37,343	$0	$0	$37,343

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $194,630 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo & Company	12,512	137	173	12,476	$603,339

Derivative transactions

For the three months ended March 31, 2016, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At March 31, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2016	Unrealized gains
6-17-2016	Goldman Sachs	13 Long	S&P 500 E-Mini Index	$1,333,475	$47,122
6-21-2016	Goldman Sachs	62 Short	10-Year U.S. Treasury Notes	8,084,219	14,822
6-21-2016	Goldman Sachs	11 Short	U.S. Treasury Bonds	1,897,844	14,849
6-30-2016	Goldman Sachs	12 Long	5-Year U.S. Treasury Notes	1,453,969	7,678

Wells Fargo VT International Equity Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 89.13%
Brazil : 0.10%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	65,456	$322,044

Canada : 2.30%
Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)«	367,008	4,712,383
Lundin Mining Corporation (Materials, Metals & Mining)†	825,776	2,600,519
		7,312,902

China : 5.03%
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	5,568,000	6,948,022
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	7,768,000	4,345,958
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	1,221,100	2,411,552
Xtep International Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,162,179	2,242,764
		15,948,296

France : 2.97%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	213,983	9,430,415

Germany : 14.76%
Bayer AG (Health Care, Pharmaceuticals)	47,125	5,539,310
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	48,073	3,153,038
Metro AG (Consumer Staples, Food & Staples Retailing)	271,190	8,402,825
Rheinmetall AG (Industrials, Industrial Conglomerates)	140,700	11,242,398
SAP AG (Information Technology, Software)	104,254	8,434,636
Siemens AG (Industrials, Industrial Conglomerates)	94,899	10,058,854
		46,831,061

Hong Kong : 6.64%
China Everbright Limited (Financials, Capital Markets)	3,546,000	7,441,830
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	451,500	5,031,638
Value Partners Group Limited (Financials, Capital Markets)	3,306,000	3,473,338
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	5,194,000	3,461,618
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,722,000	1,680,048
		21,088,472

Italy : 8.20%
ANIMA Holding SpA (Financials, Capital Markets)	1,128,477	8,256,723
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	520,255	7,873,574
Prysmian SpA (Industrials, Electrical Equipment)	436,050	9,878,968
		26,009,265

Japan : 19.65%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	389,700	6,468,165
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	199,000	5,598,063
Daiwa Securities Group Incorporated (Financials, Capital Markets)	954,000	5,868,357
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,810,000	8,469,021
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,661,600	7,699,359
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	278,000	6,936,106
Nitto Denko Corporation (Materials, Chemicals)	65,882	3,662,745
Nomura Holdings Incorporated (Financials, Capital Markets)	1,546,300	6,909,541
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	117,900	6,235,202
West Holdings Corporation (Consumer Discretionary, Household Durables)«	241,000	1,488,249
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	262,500	3,029,788
		62,364,596

Netherlands : 4.78%
Akzo Nobel NV (Materials, Chemicals)	124,880	8,511,846

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT International Equity Fund

Security name				Shares	Value
Netherlands (continued)
Koninklijke Philips NV (Industrials, Industrial Conglomerates)				233,899	$6,663,156
					15,175,002

Norway : 1.47%
Frontline Limited (Energy, Oil, Gas & Consumable Fuels)«				166,872	1,411,657
Golden Ocean Group Limited (Industrials, Marine)«†				101,798	70,492
Marine Harvest ASA (Consumer Staples, Food Products)				206,395	3,180,220
					4,662,369

South Korea : 3.67%
Hana Financial Group Incorporated (Financials, Banks)				224,118	4,860,201
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A				10,197	5,807,192
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)				5,345	974,495
					11,641,888

Switzerland : 6.89%
ABB Limited (Industrials, Electrical Equipment)				349,269	6,807,031
Novartis AG (Health Care, Pharmaceuticals)				97,637	7,077,426
Zurich Insurance Group AG (Financials, Insurance)				34,439	7,997,742
					21,882,199

United Kingdom : 12.67%
BP plc (Energy, Oil, Gas & Consumable Fuels)				30,576	153,768
Capita plc (Industrials, Professional Services)				186,552	2,791,884
Reckitt Benckiser Group plc (Consumer Staples, Household Products)				43,476	4,202,372
Smiths Group plc (Industrials, Industrial Conglomerates)				559,073	8,639,937
United Business Media Limited (Consumer Discretionary, Media)				604,035	5,213,944
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)				3,316,752	10,537,266
Wolseley plc (Industrials, Trading Companies & Distributors)				153,306	8,673,111
					40,212,282

Total Common Stocks (Cost $279,571,788)					282,880,791

			Expiration date
Participation Notes : 1.37%
China : 1.37%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages)†			2-19-2019	113,208	4,346,755

Total Participation Notes (Cost $3,366,557)					4,346,755

		Yield
Short-Term Investments : 11.19%
Investment Companies : 11.19%
Securities Lending Cash Investments LLC (l)(r)(u)		0.43%		4,873,132	4,873,132
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.44		30,624,416	30,624,416
Total Short-Term Investments (Cost $35,497,548)					35,497,548

Total investments in securities (Cost $318,435,893)*	101.69%				322,725,094

Other assets and liabilities, net	(1.69)				(5,358,176)

Total net assets	100.00%				$317,366,918

«	All or a portion of this security is on loan.
†	Non-income-earning security

2

Wells Fargo VT International Equity Fund	Portfolio of investments — March 31, 2016 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $319,004,635 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,700,594
Gross unrealized losses	(22,980,135)

Net unrealized gains	$3,720,459

Abbreviations:

GDR	Global depositary receipt
LLC	Limited liability company
plc	Public limited company

3

Wells Fargo VT International Equity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$322,044	$0	$0	$322,044
Canada	7,312,902	0	0	7,312,902
China	15,948,296	0	0	15,948,296
France	9,430,415	0	0	9,430,415
Germany	46,831,061	0	0	46,831,061
Hong Kong	21,088,472	0	0	21,088,472
Italy	26,009,265	0	0	26,009,265
Japan	62,364,596	0	0	62,364,596
Netherlands	15,175,002	0	0	15,175,002
Norway	4,662,369	0	0	4,662,369

South Korea	11,641,888	0	0	11,641,888
Switzerland	21,882,199	0	0	21,882,199
United Kingdom	40,212,282	0	0	40,212,282
Participation notes
China	0	4,346,755	0	4,346,755
Short-term investments
Investment companies	30,624,416	0	0	30,624,416
Investments measured at net asset value*				4,873,132

	313,505,207	4,346,755	0	322,725,094
Forward foreign currency contracts	0	22,755	0	22,755

Total assets	$313,505,207	$4,369,510	$0	$322,747,849

Liabilities
Forward foreign currency contracts	$0	$1,395,709	$0	$1,395,709

Total liabilities	$0	$1,395,709	$0	$1,395,709

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $4,873,132 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. Fair value pricing that was used in pricing certain foreign securities at the previous period end was not used at March 31, 2016. As a result, common stocks valued at $267,171,033 were transferred from Level 2 to Level 1 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

Derivative transactions

During the three months ended March 31, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At March 31, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at March 31, 2016	In exchange for U.S. $	Unrealized gains (losses)
4-13-2016	Citibank	316,503,000 JPY	$2,813,127	$2,828,369	$(15,242)
4-13-2016	Citibank	320,742,000 JPY	2,850,804	2,828,049	22,755

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at March 31, 2016	In exchange for U.S. $	Unrealized losses
4-13-2016	Citibank	1,690,756,000 JPY	$15,027,698	$14,389,603	$(638,095)
4-13-2016	Credit Suisse	9,259,451 EUR	10,539,262	10,113,821	(425,441)
5-11-2016	Morgan Stanley	5,372,900 EUR	6,120,589	6,057,633	(62,956)
6-15-2016	Morgan Stanley	12,233,200 EUR	13,950,706	13,696,731	(253,975)

Wells Fargo VT Intrinsic Value Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 97.83%
Consumer Discretionary : 7.65%
Hotels, Restaurants & Leisure : 1.93%
Marriott International Incorporated Class A «	8,811	$627,167

Media : 2.70%
The Walt Disney Company	8,847	878,596

Specialty Retail : 3.02%
The TJX Companies Incorporated	12,511	980,237

Consumer Staples : 9.73%
Beverages : 5.28%
Anheuser-Busch InBev NV ADR	7,566	943,178
PepsiCo Incorporated	7,533	771,982
		1,715,160

Food Products : 1.97%
Nestle SA ADR	8,561	638,736

Household Products : 2.48%
The Procter & Gamble Company	9,811	807,543

Energy : 6.75%
Energy Equipment & Services : 3.17%
FMC Technologies Incorporated †	15,126	413,847
Schlumberger Limited	8,347	615,591
		1,029,438

Oil, Gas & Consumable Fuels : 3.58%
EOG Resources Incorporated	11,623	843,597
Occidental Petroleum Corporation	4,687	320,731
		1,164,328

Financials : 19.04%
Banks : 6.61%
BB&T Corporation	27,507	915,158
CIT Group Incorporated	18,299	567,818
SunTrust Banks Incorporated	18,465	666,217
		2,149,193

Capital Markets : 5.72%
Charles Schwab Corporation	18,581	520,640
Goldman Sachs Group Incorporated	5,331	836,860
UBS Group AG «	31,203	499,872
		1,857,372

Consumer Finance : 2.01%
Synchrony Financial †	22,747	651,929

Insurance : 2.56%
The Allstate Corporation	12,368	833,232

REITs : 2.14%
Crown Castle International Corporation	8,038	695,287

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Intrinsic Value Fund

Security name	Shares	Value
Health Care : 11.04%
Biotechnology : 2.16%
Gilead Sciences Incorporated	7,650	$702,729

Health Care Equipment & Supplies : 2.38%
Abbott Laboratories	18,470	772,600

Health Care Providers & Services : 4.22%
Cigna Corporation	5,632	772,936
Express Scripts Holding Company †	8,727	599,458
		1,372,394

Pharmaceuticals : 2.28%
Merck & Company Incorporated	14,016	741,587

Industrials : 14.10%
Aerospace & Defense : 7.92%
Honeywell International Incorporated	8,214	920,379
Lockheed Martin Corporation	4,444	984,346
The Boeing Company	5,281	670,370
		2,575,095

Air Freight & Logistics : 1.91%
United Parcel Service Incorporated Class B	5,880	620,164

Electrical Equipment : 2.07%
Sensata Technologies Holding NV †	17,322	672,786

Trading Companies & Distributors : 2.20%
AerCap Holdings NV †	18,460	715,510

Information Technology : 22.59%
Communications Equipment : 5.83%
Cisco Systems Incorporated	26,579	756,704
Motorola Solutions Incorporated	12,915	977,666
QUALCOMM Incorporated	3,108	158,943
		1,893,313

Internet Software & Services : 2.47%
Alphabet Incorporated Class C †	1,077	802,311

IT Services : 4.79%
Accenture plc Class A	7,505	866,077
The Western Union Company	35,838	691,315
		1,557,392

Semiconductors & Semiconductor Equipment : 2.25%
Texas Instruments Incorporated	12,762	732,794

Software : 5.31%
Microsoft Corporation	17,606	972,379
Oracle Corporation	18,417	753,439
		1,725,818

Technology Hardware, Storage & Peripherals : 1.94%
Apple Incorporated	5,780	629,962

2

Wells Fargo VT Intrinsic Value Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name			Shares	Value
Telecommunication Services : 1.94%
Diversified Telecommunication Services : 1.94%
Verizon Communications Incorporated			11,661	$630,628

Utilities : 4.99%
Electric Utilities : 2.85%
NextEra Energy Incorporated			7,819	925,300

Multi-Utilities : 2.14%
WEC Energy Group Incorporated			11,571	695,070

Total Common Stocks (Cost $27,901,709)				31,793,671

		Yield
Short-Term Investments : 5.94%
Investment Companies : 5.94%
Securities Lending Cash Investments LLC (l)(r)(u)		0.43%	1,163,325	1,163,325
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.44	768,443	768,443
Total Short-Term Investments (Cost $1,931,768)				1,931,768

Total investments in securities (Cost $29,833,477)*	103.77%			33,725,439
Other assets and liabilities, net	(3.77)			(1,226,206)

Total net assets	100.00%			$32,499,233

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $29,842,904 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,331,547
Gross unrealized losses	(1,449,012)

Net unrealized gains	$3,882,535

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

3

Wells Fargo VT Intrinsic Value Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair normally valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”) an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$2,486,000	$0	$0	$2,486,000
Consumer staples	3,161,439	0	0	3,161,439
Energy	2,193,767	0	0	2,193,767
Financials	6,187,013	0	0	6,187,013
Health care	3,589,310	0	0	3,589,310
Industrials	4,583,555	0	0	4,583,555
Information technology	7,341,590	0	0	7,341,590
Telecommunication services	630,627	0	0	630,627
Utilities	1,620,370	0	0	1,620,370
Investment companies	768,443	0	0	768,443
Investments measured at net asset value*				1,163,325

Total assets	$32,562,114	$0	$0	$33,725,439

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,163,325 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Omega Growth Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 98.95%
Consumer Discretionary : 22.01%
Auto Components : 1.48%
Delphi Automotive plc	16,330	$1,225,077

Diversified Consumer Services : 2.28%
ServiceMaster Global Holdings Incorporated †	49,877	1,879,365

Hotels, Restaurants & Leisure : 7.23%
Dave & Buster’s Entertainment Incorporated †	7,598	294,650
McDonald’s Corporation	13,300	1,671,544
Starbucks Corporation	24,500	1,462,650
Vail Resorts Incorporated	10,000	1,337,000
Yum! Brands Incorporated	14,800	1,211,380
		5,977,224

Internet & Catalog Retail : 4.02%
Amazon.com Incorporated †	4,850	2,879,154
Ctrip.com International Limited ADR †«	10,000	442,600
		3,321,754

Media : 1.18%
Cinemark Holdings Incorporated	27,299	978,123

Multiline Retail : 1.22%
Dollar General Corporation	11,800	1,010,080

Specialty Retail : 3.59%
The Home Depot Incorporated	22,200	2,962,146

Textiles, Apparel & Luxury Goods : 1.01%
Nike Incorporated Class B	13,600	835,992

Consumer Staples : 6.55%
Beverages : 5.46%
Constellation Brands Incorporated Class A	11,160	1,686,164
Dr Pepper Snapple Group Incorporated	20,100	1,797,342
Monster Beverage Corporation †	7,700	1,027,026
		4,510,532

Food & Staples Retailing : 1.09%
Walgreens Boots Alliance Incorporated	10,700	901,368

Financials : 6.83%
Capital Markets : 2.56%
Raymond James Financial Incorporated	22,306	1,061,989
SEI Investments Company	24,500	1,054,725
		2,116,714

Diversified Financial Services : 2.84%
Intercontinental Exchange Incorporated	5,500	1,293,270
McGraw Hill Financial Incorporated	10,700	1,059,086
		2,352,356

Real Estate Management & Development : 1.43%
CBRE Group Incorporated Class A †	40,900	1,178,738

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Omega Growth Fund

Security name	Shares	Value
Health Care : 14.06%
Biotechnology : 3.19%
Alexion Pharmaceuticals Incorporated †	7,700	$1,071,994
Celgene Corporation †	5,766	577,119
Gilead Sciences Incorporated	10,743	986,852
		2,635,965

Health Care Equipment & Supplies : 5.34%
Align Technology Incorporated †	15,100	1,097,619
Baxter International Incorporated	12,700	521,716
Boston Scientific Corporation †	44,900	844,569
Edwards Lifesciences Corporation †	4,500	396,945
Intuitive Surgical Incorporated †	2,034	1,222,536
Teleflex Incorporated	2,078	326,267
		4,409,652

Health Care Providers & Services : 2.85%
UnitedHealth Group Incorporated	18,300	2,358,870

Pharmaceuticals : 2.68%
Bristol-Myers Squibb Company	34,610	2,210,887

Industrials : 9.81%
Aerospace & Defense : 1.13%
Orbital ATK Incorporated	10,700	930,258

Airlines : 1.51%
Delta Air Lines Incorporated	25,690	1,250,589

Commercial Services & Supplies : 2.00%
KAR Auction Services Incorporated	43,300	1,651,462

Electrical Equipment : 1.14%
Acuity Brands Incorporated	4,300	938,002

Industrial Conglomerates : 1.19%
Carlisle Companies Incorporated	9,900	985,050

Machinery : 0.69%
Proto Labs Incorporated †«	7,438	573,395

Professional Services : 1.09%
Verisk Analytics Incorporated †	11,300	903,096

Trading Companies & Distributors : 1.06%
HD Supply Holdings Incorporated †	26,508	876,620

Information Technology : 34.57%
Communications Equipment : 1.33%
Harris Corporation	14,100	1,097,826

Internet Software & Services : 11.93%
Alphabet Incorporated Class A †	3,580	2,731,182
Alphabet Incorporated Class C †	2,789	2,077,666
CoStar Group Incorporated †	4,700	884,399
Facebook Incorporated Class A †	26,605	3,035,631
Tencent Holdings Limited ADR	55,500	1,134,420
		9,863,298

IT Services : 8.26%
Alliance Data Systems Corporation †	3,100	682,000
Broadridge Financial Solutions Incorporated	14,997	889,472

2

Wells Fargo VT Omega Growth Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name			Shares	Value
IT Services (continued)
EPAM Systems Incorporated †			18,215	$1,360,114
PayPal Holdings Incorporated †			32,000	1,235,200
Visa Incorporated Class A			34,744	2,657,221
				6,824,007

Software : 8.86%
Adobe Systems Incorporated †			13,200	1,238,160
Electronic Arts Incorporated †			21,500	1,421,365
Salesforce.com Incorporated †			15,400	1,136,982
ServiceNow Incorporated †			17,480	1,069,426
Tableau Software Incorporated Class A †			4,720	216,506
Take-Two Interactive Software Incorporated †			40,000	1,506,800
Tyler Technologies Incorporated †			5,700	733,077
				7,322,316

Technology Hardware, Storage & Peripherals : 4.19%
Apple Incorporated			31,820	3,468,062

Materials : 3.09%
Chemicals : 1.83%
The Sherwin-Williams Company			5,300	1,508,751

Construction Materials : 1.26%
Vulcan Materials Company			9,900	1,045,143

Telecommunication Services : 2.03%
Diversified Telecommunication Services : 2.03%
SBA Communications Corporation Class A †			6,760	677,149
Zayo Group Holdings Incorporated †			41,300	1,001,112
				1,678,261

Total Common Stocks (Cost $65,961,656)				81,780,979

		Yield
Short-Term Investments : 3.22%
Investment Companies : 3.22%
Securities Lending Cash Investments LLC (l)(r)(u)		0.43%	1,004,450	1,004,450
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.44	1,657,074	1,657,074
Total Short-Term Investments (Cost $2,661,524)				2,661,524
Total investments in securities (Cost $68,623,180)*	102.17%			84,442,503
Other assets and liabilities, net	(2.17)			(1,790,277)

Total net assets	100.00%			$82,652,226

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $68,777,921 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,720,685
Gross unrealized losses	(2,056,103)

Net unrealized gains	$15,664,582

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Omega Growth Fund

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability corporation
plc	Public limited company

4

Wells Fargo VT Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$18,189,761	$0	$0	$18,189,761
Consumer staples	5,411,900	0	0	5,411,900
Financials	5,647,808	0	0	5,647,808
Health care	11,615,374	0	0	11,615,374
Industrials	8,108,472	0	0	8,108,472
Information technology	28,575,509	0	0	28,575,509
Materials	2,553,894	0	0	2,553,894
Telecommunication services	1,678,261	0	0	1,678,261
Short-term investments
Investment companies	1,657,074	0	0	1,657,074
Investments measured at net asset value*				1,004,450

Total assets	$83,438,053	$0	$0	$84,442,503

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,004,450 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, common stocks with a market value of $1,134,420 were transferred from Level 2 to Level 1 because of an increase in the market activity of these securities. The Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Opportunity Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.59%
Consumer Discretionary : 16.08%
Auto Components : 1.00%
Johnson Controls Incorporated	52,002	$2,026,518

Hotels, Restaurants & Leisure : 1.61%
Chipotle Mexican Grill Incorporated †	3,317	1,562,207
McDonald’s Corporation	13,377	1,681,221
		3,243,428

Household Durables : 1.40%
Harman International Industries Incorporated	31,597	2,813,397

Media : 5.00%
Comcast Corporation Class A	50,771	3,101,093
Discovery Communications Incorporated Class C †	66,391	1,792,557
Omnicom Group Incorporated	25,359	2,110,630
Twenty-First Century Fox Incorporated Class B	108,627	3,063,281
		10,067,561

Multiline Retail : 3.81%
Dollar General Corporation	35,759	3,060,970
Nordstrom Incorporated «	38,592	2,207,848
Target Corporation	29,335	2,413,684
		7,682,502

Specialty Retail : 2.18%
Dick’s Sporting Goods Incorporated	44,180	2,065,415
Lowe’s Companies Incorporated	30,614	2,319,011
		4,384,426

Textiles, Apparel & Luxury Goods : 1.08%
Ralph Lauren Corporation	22,610	2,176,439

Consumer Staples : 6.40%
Food & Staples Retailing : 1.12%
The Kroger Company	59,003	2,256,865

Food Products : 2.69%
Mead Johnson Nutrition Company	32,198	2,735,864
The Hershey Company	29,122	2,681,845
		5,417,709

Household Products : 1.23%
Church & Dwight Company Incorporated	26,916	2,481,117

Personal Products : 1.36%
The Estee Lauder Companies Incorporated Class A	28,910	2,726,502

Energy : 7.98%
Energy Equipment & Services : 2.17%
Halliburton Company	64,913	2,318,692
Weatherford International plc †	263,164	2,047,416
		4,366,108

Oil, Gas & Consumable Fuels : 5.81%
Concho Resources Incorporated †	21,365	2,158,720

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Opportunity Fund

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources Incorporated	39,316	$2,853,555
Newfield Exploration Company †	71,324	2,371,523
Pioneer Natural Resources Company	20,786	2,925,422
Range Resources Corporation «	43,410	1,405,616
		11,714,836

Financials : 13.36%
Banks : 3.88%
Citigroup Incorporated	81,669	3,409,681
PNC Financial Services Group Incorporated	36,984	3,127,737
Regions Financial Corporation	163,277	1,281,724
		7,819,142

Capital Markets : 1.81%
E*TRADE Financial Corporation †	50,140	1,227,929
TD Ameritrade Holding Corporation	76,614	2,415,639
		3,643,568

Insurance : 6.11%
American International Group Incorporated	68,337	3,693,615
Chubb Limited	28,287	3,370,396
The Progressive Corporation	68,460	2,405,684
Willis Towers Watson plc	23,868	2,832,177
		12,301,872

REITs : 1.56%
American Tower Corporation	30,700	3,142,759

Health Care : 12.63%
Health Care Equipment & Supplies : 3.31%
Medtronic plc	63,742	4,780,650
Zimmer Holdings Incorporated	17,581	1,874,662
		6,655,312

Health Care Providers & Services : 2.10%
Cigna Corporation	18,018	2,472,790
Patterson Companies Incorporated	37,927	1,764,743
		4,237,533

Life Sciences Tools & Services : 4.72%
Agilent Technologies Incorporated	61,322	2,443,682
Bio-Rad Laboratories Incorporated Class A †	29,965	4,096,815
Thermo Fisher Scientific Incorporated	20,925	2,962,771
		9,503,268

Pharmaceuticals : 2.50%
Merck & Company Incorporated	51,140	2,705,817
Novartis AG ADR	32,220	2,334,017
		5,039,834

Industrials : 14.46%
Aerospace & Defense : 3.71%
B/E Aerospace Incorporated	60,147	2,773,980
BWX Technologies Incorporated	68,183	2,288,221

2

Wells Fargo VT Opportunity Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Aerospace & Defense (continued)
United Technologies Corporation	24,054	$2,407,805
		7,470,006

Airlines : 1.43%
United Continental Holdings Incorporated †	48,215	2,886,150

Commercial Services & Supplies : 2.93%
Republic Services Incorporated	57,435	2,736,778
Tyco International plc	86,318	3,168,734
		5,905,512

Electrical Equipment : 2.47%
Babcock & Wilcox Enterprises Incorporated †	105,670	2,261,338
Regal-Beloit Corporation	43,085	2,718,233
		4,979,571

Machinery : 0.81%
Colfax Corporation †	57,310	1,638,493

Road & Rail : 3.11%
Canadian Pacific Railway Limited	8,265	1,096,683
Hertz Global Holdings Incorporated †	246,803	2,598,836
J.B. Hunt Transport Services Incorporated	30,410	2,561,738
		6,257,257

Information Technology : 23.57%
Electronic Equipment, Instruments & Components : 2.83%
Amphenol Corporation Class A	47,926	2,771,081
TE Connectivity Limited	47,295	2,928,506
		5,699,587

Internet Software & Services : 2.69%
Alphabet Incorporated Class C †	7,292	5,432,175

IT Services : 5.26%
Alliance Data Systems Corporation †	12,778	2,811,160
Cognizant Technology Solutions Corporation Class A †	35,673	2,236,697
Global Payments Incorporated	46,464	3,034,099
MasterCard Incorporated Class A	26,569	2,510,771
		10,592,727

Semiconductors & Semiconductor Equipment : 3.68%
ARM Holdings plc	122,195	1,779,595
Broadcom Limited	21,786	3,365,937
Texas Instruments Incorporated	39,452	2,265,334
		7,410,866

Software : 6.46%
Check Point Software Technologies Limited «†	31,109	2,721,104
Citrix Systems Incorporated †	30,540	2,399,833
Oracle Corporation	67,123	2,746,002
Red Hat Incorporated †	36,638	2,729,897
Salesforce.com Incorporated †	32,645	2,410,180
		13,007,016

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Opportunity Fund

Security name			Shares	Value
Technology Hardware, Storage & Peripherals : 2.65%
Apple Incorporated			48,964	$5,336,586

Materials : 5.11%
Chemicals : 2.74%
PPG Industries Incorporated			29,937	3,337,677
Praxair Incorporated			19,131	2,189,543
				5,527,220

Containers & Packaging : 1.17%
Crown Holdings Incorporated †			47,559	2,358,451

Metals & Mining : 1.20%
Steel Dynamics Incorporated			107,180	2,412,622

Total Common Stocks (Cost $168,177,530)				200,614,935

		Yield
Short-Term Investments : 3.44%
Investment Companies : 3.44%
Securities Lending Cash Investments LLC (l)(r)(u)		0.43%	6,238,250	6,238,250
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.44	685,036	685,036

Total Short-Term Investments (Cost $6,923,286)				6,923,286

Total investments in securities (Cost $175,100,816)*	103.03%			207,538,221
Other assets and liabilities, net	(3.03)			(6,106,863)

Total net assets	100.00%			$201,431,358

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $175,511,349 and unrealized gains (losses) consists of:

Gross unrealized gains	$39,569,537
Gross unrealized losses	(7,542,665)

Net unrealized gains	$32,026,872

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

4

Wells Fargo VT Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2016, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$32,394,271	$0	$0	$32,394,271
Consumer staples	12,882,193	0	0	12,882,193
Energy	16,080,944	0	0	16,080,944
Financials	26,907,341	0	0	26,907,341
Health care	25,435,947	0	0	25,435,947
Industrials	29,136,989	0	0	29,136,989
Information technology	47,478,957	0	0	47,478,957
Materials	10,298,293	0	0	10,298,293
Short-term investments
Investment companies	685,036	0		685,036
Investments measured at net asset value*				6,238,250

Total assets	$201,299,971	$0	$0	$207,538,221

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $6,238,250 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund had no material transfers between Level 1 and Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 99.59%
Consumer Discretionary : 14.55%
Auto Components : 2.29%
Gentherm Incorporated †	22,740	$945,752
Motorcar Parts of America Incorporated †	103,973	3,948,895
		4,894,647

Diversified Consumer Services : 1.56%
2U Incorporated †«	42,570	962,082
Grand Canyon Education Incorporated †	55,300	2,363,522
		3,325,604

Hotels, Restaurants & Leisure : 4.41%
Fiesta Restaurant Group Incorporated †	50,576	1,657,881
Jack in the Box Incorporated	21,900	1,398,753
Planet Fitness Incorporated Class A †«	57,916	940,556
The Habit Restaurants Incorporated Class A †«	134,678	2,509,051
Wingstop Incorporated †«	73,269	1,661,741
Zoe’s Kitchen Incorporated †	32,243	1,257,155
		9,425,137

Household Durables : 0.27%
Universal Electronics Incorporated †	9,100	564,109

Leisure Products : 0.43%
MCBC Holdings Incorporated †	65,654	924,408

Media : 1.27%
IMAX Corporation †	87,320	2,714,779

Specialty Retail : 2.87%
Five Below Incorporated †	18,928	782,484
Lithia Motors Incorporated Class A	32,950	2,877,524
Sportsman’s Warehouse Holdings Incorporated †	196,114	2,471,036
		6,131,044

Textiles, Apparel & Luxury Goods : 1.45%
G-III Apparel Group Limited †	63,140	3,086,915

Energy : 2.72%
Oil, Gas & Consumable Fuels : 2.72%
Matador Resources Company †«	52,383	993,182
PDC Energy Incorporated †	35,820	2,129,499
RSP Permian Incorporated †	92,221	2,678,098
		5,800,779

Financials : 5.61%
Capital Markets : 0.35%
Financial Engines Incorporated «	24,200	760,606

Diversified Financial Services : 3.62%
MarketAxess Holdings Incorporated	61,878	7,724,231

Thrifts & Mortgage Finance : 1.64%
LendingTree Incorporated †«	35,788	3,499,351

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name	Shares	Value
Health Care : 33.03%
Biotechnology : 4.05%
Ligand Pharmaceuticals Incorporated †«	41,580	$4,452,802
Radius Health Incorporated †«	17,888	562,399
Repligen Corporation †	81,400	2,183,148
Ultragenyx Pharmaceutical Incorporated †	22,962	1,453,724
		8,652,073

Health Care Equipment & Supplies : 14.50%
Abiomed Incorporated †	24,810	2,352,236
Align Technology Incorporated †	17,330	1,259,718
Cerus Corporation †«	271,986	1,612,877
ConforMIS Incorporated †«	62,379	670,574
Cynosure Incorporated Class A †	99,742	4,400,617
Entellus Medical Incorporated †«	71,112	1,293,527
Glaukos Corporation †«	74,968	1,263,960
Inogen Incorporated †	71,520	3,216,970
Natus Medical Incorporated †	53,050	2,038,712
Nevro Corporation †«	59,479	3,346,289
NxStage Medical Incorporated †	229,140	3,434,809
The Spectranetics Corporation †	250,637	3,639,249
Zeltiq Aesthetics Incorporated †«	89,560	2,432,450
		30,961,988

Health Care Providers & Services : 9.53%
AAC Holdings Incorporated †«	35,268	697,954
Acadia Healthcare Company Incorporated †	129,560	7,140,052
Adeptus Health Incorporated Class A †«	20,460	1,136,348
Diplomat Pharmacy Incorporated †«	73,649	2,017,983
ExamWorks Group Incorporated †	131,116	3,875,789
HealthEquity Incorporated †	183,525	4,527,562
Teladoc Incorporated †«	99,266	952,954
		20,348,642

Health Care Technology : 0.63%
Veeva Systems Incorporated Class A †	54,120	1,355,165

Life Sciences Tools & Services : 2.70%
ICON plc ADR †	35,300	2,651,030
INC Research Holdings Incorporated Class A †	75,580	3,114,652
		5,765,682

Pharmaceuticals : 1.62%
Intersect ENT Incorporated †	80,521	1,529,899
Pacira Pharmaceuticals Incorporated †	36,340	1,925,293
		3,455,192

Industrials : 10.10%
Aerospace & Defense : 0.58%
HEICO Corporation	20,700	1,244,691

Building Products : 1.03%
Apogee Enterprises Incorporated	50,150	2,201,084

Commercial Services & Supplies : 0.78%
G&K Services Incorporated Class A	9,140	669,505
Multi-Color Corporation	18,480	985,908
		1,655,413

2

Wells Fargo VT Small Cap Growth Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Construction & Engineering : 0.94%
Dycom Industries Incorporated †	31,160	$2,015,117

Machinery : 1.99%
John Bean Technologies Corporation	26,920	1,518,557
Milacron Holdings Corporation †«	113,827	1,877,007
Mueller Water Products Incorporated Class A	87,200	861,536
		4,257,100

Professional Services : 4.78%
CEB Incorporated	15,511	1,004,027
On Assignment Incorporated †	124,221	4,586,239
Wageworks Incorporated †	90,988	4,604,903
		10,195,169

Information Technology : 33.58%
Communications Equipment : 0.93%
Infinera Corporation †	124,274	1,995,840

Internet Software & Services : 10.27%
Demandware Incorporated †«	53,600	2,095,760
Envestnet Incorporated †	182,461	4,962,939
Hortonworks Incorporated †«	37,718	426,213
LogMeIn Incorporated †	37,790	1,906,883
Q2 Holdings Incorporated †	197,866	4,756,699
SPS Commerce Incorporated †	109,132	4,686,128
Stamps.com Incorporated †	18,920	2,010,818
Xactly Corporation †	159,395	1,091,856
		21,937,296

IT Services : 2.94%
InterXion Holding NV †	161,410	5,581,558
Maximus Incorporated	13,290	699,586
		6,281,144

Semiconductors & Semiconductor Equipment : 2.79%
Cavium Incorporated †	29,070	1,777,921
Microsemi Corporation †	57,000	2,183,670
Monolithic Power Systems Incorporated	31,250	1,988,750
		5,950,341

Software : 16.65%
Callidus Software Incorporated †	248,784	4,149,717
CyberArk Software Limited †«	62,650	2,670,770
Fleetmatics Group plc †	62,719	2,553,290
Guidewire Software Incorporated †	17,590	958,303
HubSpot Incorporated †	60,328	2,631,507
Paycom Software Incorporated †«	106,150	3,778,940
Paylocity Holding Corporation †	55,157	1,805,840
Proofpoint Incorporated †	139,900	7,523,822
Qlik Technologies Incorporated †	80,969	2,341,623
Qualys Incorporated †	24,310	615,286
Rapid7 Incorporated †«	79,070	1,033,445
Ringcentral Incorporated Class A †	139,980	2,204,685
Synchronoss Technologies Incorporated †	59,958	1,939,042
Tyler Technologies Incorporated †	10,470	1,346,547
		35,552,817

Total Common Stocks (Cost $206,669,106)		212,676,364

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Small Cap Growth Fund

Security name		Yield	Shares	Value
Short-Term Investments : 17.75%
Investment Companies : 17.75%
Securities Lending Cash Investments LLC (l)(r)(u)		0.43%	35,733,080	$35,733,080
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.44	2,166,953	2,166,953
Total Short-Term Investments (Cost $37,900,033)				37,900,033

Total investments in securities (Cost $244,569,139)*	117.34%			250,576,397
Other assets and liabilities, net	(17.34)			(37,026,963)

Total net assets	100.00%			$213,549,434

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $244,691,148 and unrealized gains (losses) consists of:

Gross unrealized gains	$25,368,408
Gross unrealized losses	(19,483,159)

Net unrealized gains	$5,885,249

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
plc	Public limited company

4

Wells Fargo VT Small Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$31,066,643	$0	$0	$31,066,643
Energy	5,800,779	0	0	5,800,779
Financials	11,984,188	0	0	11,984,188
Health care	70,538,742	0	0	70,538,742
Industrials	21,568,574	0	0	21,568,574
Information technology	71,717,438	0	0	71,717,438
Short-term investments
Investment companies	2,166,953	0	0	2,166,953
Investments measured at net asset value*				35,733,080

Total assets	$214,843,317	$0	$0	$250,576,397

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $35,733,080 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Small Cap Value Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Common Stocks : 90.21%
Consumer Discretionary : 16.21%
Auto Components : 1.63%
Fox Factory Holding Corporation †	17,100	$270,351
Gentex Corporation	15,600	244,764
		515,115

Hotels, Restaurants & Leisure : 5.25%
Bloomin’ Brands Incorporated	7,600	128,212
Century Casinos Incorporated †	56,500	348,040
Denny’s Corporation †	52,500	543,900
Peak Resorts Incorporated	20,200	68,680
Scientific Games Corporation Class A †	25,400	239,522
The Wendy’s Company	29,900	325,611
		1,653,965

Household Durables : 8.41%
Cavco Industries Incorporated †	19,200	1,794,432
Harman International Industries Incorporated	1,550	138,012
KB Home Incorporated	14,000	199,920
Skyline Corporation †	14,600	135,342
Taylor Morrison Home Corporation Class A †	10,400	146,848
The New Home Company Incorporated †	19,000	232,940
		2,647,494

Media : 0.36%
MSG Networks Incorporated Class A	6,500	112,385

Multiline Retail : 0.25%
Fred’s Incorporated Class A	5,200	77,532

Specialty Retail : 0.31%
Vitamin Shoppe Incorporated †	3,200	99,072

Energy : 7.90%
Energy Equipment & Services : 0.96%
Newpark Resources Incorporated †	26,500	114,480
Parker Drilling Company †	30,800	65,296
PHI Incorporated (non-voting) †	6,500	122,785
		302,561

Oil, Gas & Consumable Fuels : 6.94%
InterOil Corporation †	59,600	1,897,068
Range Resources Corporation	3,900	126,282
Sanchez Energy Corporation †	14,900	81,801
Trilogy Energy Corporation †(a)	29,300	80,663
		2,185,814

Financials : 20.38%
Banks : 9.68%
Ameris Bancorp	8,600	254,388
BBCN Bancorp Incorporated	18,100	274,939
CenterState Banks Incorporated	29,100	433,299
First Horizon National Corporation	31,500	412,650
Hanmi Financial Corporation	4,000	88,080
Hilltop Holdings Incorporated †	11,800	222,784
IBERIABANK Corporation	8,950	458,867
LegacyTexas Financial Group	1,800	35,370

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Small Cap Value Fund

Security name	Shares	Value
Banks (continued)
Park Sterling Corporation	31,600	$210,772
Sterling BanCorp	6,200	98,766
The Bancorp Incorporated †	43,500	248,820
Valley National Bancorp	8,500	81,090
Wilshire Bancorp Incorporated	22,300	229,690
		3,049,515

Capital Markets : 0.46%
Medley Management Incorporated Class A	26,200	144,100

Consumer Finance : 0.31%
Enova International Incorporated †	15,600	98,436

Insurance : 5.58%
Argo Group International Holdings Limited	16,100	923,979
James River Group Holdings Limited	3,900	125,814
National General Holdings Corporation	16,300	351,917
OneBeacon Insurance Group Limited Class A	27,885	354,976
		1,756,686

REITs : 3.57%
Potlatch Corporation	8,300	261,450
Redwood Trust Incorporated	43,100	563,748
UMH Properties Incorporated	30,100	298,592
		1,123,790

Thrifts & Mortgage Finance : 0.78%
Essent Group Limited †	1,700	35,360
Northwest Bancshares Incorporated	15,500	209,405
		244,765

Health Care : 6.41%
Health Care Equipment & Supplies : 2.81%
Cerus Corporation †	16,200	96,066
Hologic Incorporated †	7,300	251,850
OraSure Technologies Incorporated †	74,500	538,635
		886,551

Health Care Providers & Services : 2.58%
Air Methods Corporation †	3,500	126,770
Cross Country Healthcare Incorporated †	44,258	514,721
Healthways Incorporated †	16,800	169,512
		811,003

Health Care Technology : 0.51%
Allscripts Healthcare Solutions Incorporated †	12,100	159,841

Life Sciences Tools & Services : 0.36%
PAREXEL International Corporation †	1,800	112,914

Pharmaceuticals : 0.15%
Prestige Brands Holdings Incorporated †	900	48,051

Industrials : 10.66%
Airlines : 5.69%
American Airlines Group Incorporated	5,150	211,201
Delta Air Lines Incorporated	18,250	888,410
LATAM Airlines Group SP ADR †	18,600	130,200

2

Wells Fargo VT Small Cap Value Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Shares	Value
Airlines (continued)
United Continental Holdings Incorporated †	9,400	$562,684
		1,792,495

Commercial Services & Supplies : 2.47%
ACCO Brands Corporation †	61,300	550,474
Healthcare Services Group Incorporated	6,200	228,222
		778,696

Construction & Engineering : 0.73%
Tutor Perini Corporation †	14,900	231,546

Machinery : 0.42%
Actuant Corporation Class A	1,700	42,007
Mueller Water Products Incorporated	9,000	88,920
		130,927

Professional Services : 0.61%
Hill International Incorporated †	56,700	191,079

Road & Rail : 0.24%
Covenant Transport Incorporated Class A †	3,100	74,989

Trading Companies & Distributors : 0.50%
Applied Industrial Technologies Incorporated	3,650	158,410

Information Technology : 14.21%
Communications Equipment : 0.88%
Harmonic Incorporated †	32,300	105,621
Ruckus Wireless Incorporated †	17,500	171,675
		277,296

Electronic Equipment, Instruments & Components : 6.49%
Cognex Corporation	6,600	257,070
Coherent Incorporated †	11,650	1,070,635
OSI Systems Incorporated †	10,950	717,115
		2,044,820

IT Services : 0.45%
TeleTech Holdings Incorporated	5,100	141,576

Semiconductors & Semiconductor Equipment : 0.42%
Kulicke & Soffa Industries Incorporated †	11,700	132,444

Software : 0.20%
Synchronoss Technologies Incorporated †	1,950	63,063

Technology Hardware, Storage & Peripherals : 5.77%
Cray Incorporated †	38,400	1,609,344
Diebold Incorporated	4,800	138,768
Quantum Corporation †	111,800	68,198
		1,816,310

Materials : 11.67%
Chemicals : 0.17%
Calgon Carbon Corporation	3,900	54,678

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Small Cap Value Fund

Security name			Shares	Value
Containers & Packaging : 0.26%
Intertape Polymer Group Incorporated			5,600	$79,912

Metals & Mining : 10.75%
Agnico-Eagle Mines Limited			6,950	251,312
Carpenter Technology Corporation			2,500	85,575
NovaGold Resources Incorporated †			36,900	185,976
Randgold Resources Limited ADR			21,500	1,952,415
Royal Gold Incorporated			4,600	235,934
Sandstorm Gold Limited †			37,400	123,046
Silver Standard Resources Incorporated †			39,500	219,225
Steel Dynamics Incorporated			14,400	324,144
Webco Industries Incorporated †(a)(i)			200	8,020
				3,385,647

Paper & Forest Products : 0.49%
Deltic Timber Corporation			2,550	153,382

Telecommunication Services : 2.77%
Diversified Telecommunication Services : 2.77%
Cincinnati Bell Incorporated †			225,800	873,846

Total Common Stocks (Cost $26,895,529)				28,410,706

Exchange-Traded Funds : 1.38%
Market Vectors Gold Miners ETF			11,369	227,153
Market Vectors Junior Gold Miners ETF			2,932	81,656
SPDR S&P Regional Banking ETF			3,345	125,906
Total Exchange-Traded Funds (Cost $505,424)				434,715

		Yield
Short-Term Investments : 1.11%
Investment Companies : 1.11%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.44%	349,434	349,434

Total Short-Term Investments (Cost $349,434)				349,434

Total investments in securities (Cost $27,750,387)*	92.70%			29,194,855
Other assets and liabilities, net	7.30			2,297,774

Total net assets	100.00%			$31,492,629

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $28,466,726 and unrealized gains (losses) consists of:

Gross unrealized gains	$5,615,852
Gross unrealized losses	(4,887,723)

Net unrealized gains	$728,129

Abbreviations:

ADR	American depositary receipt
ETF	Exchange-traded fund
REIT	Real estate investment trust
SPDR	Standard & Poor’s Depositary Receipts

4

Wells Fargo VT Small Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer discretionary	$5,105,563	$0	$0	$5,105,563
Energy	2,407,712	80,663	0	2,488,375
Financials	6,417,292	0	0	6,417,292
Health care	2,018,360	0	0	2,018,360
Industrials	3,358,142	0	0	3,358,142
Information technology	4,475,509	0	0	4,475,509
Materials	3,585,687	87,932	0	3,673,619
Telecommunication services	873,846	0	0	873,846
Exchange-traded funds	434,715	0	0	434,715
Short-term investments
Investment companies	349,434	0	0	349,434

Total assets	$29,026,260	$168,595	$0	$29,194,855

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo VT Total Return Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 34.03%
FHLMC ±	2.63%	12-1-2042	$95,225	$97,964
FHLMC ±	2.75	8-1-2044	27,506	28,451
FHLMC ±	2.89	1-1-2044	74,942	77,419
FHLMC	3.00	2-15-2045	567,262	580,866
FHLMC	3.50	11-1-2029	28,480	30,255
FHLMC	3.50	4-1-2030	231,991	248,032
FHLMC	3.50	6-1-2030	52,850	56,518
FHLMC	3.50	7-1-2030	67,168	71,832
FHLMC	3.50	7-1-2030	73,854	78,984
FHLMC	3.50	8-1-2030	75,311	80,538
FHLMC	3.50	8-1-2030	133,604	141,344
FHLMC	3.50	10-1-2030	31,800	34,008
FHLMC	3.50	10-1-2030	24,097	25,702
FHLMC	3.50	10-1-2030	24,126	25,802
FHLMC	3.50	10-1-2030	24,426	26,125
FHLMC	3.50	11-1-2030	24,532	26,076
FHLMC	3.50	11-1-2030	89,814	96,061
FHLMC	3.50	11-1-2030	54,449	58,236
FHLMC	3.50	1-1-2031	65,369	69,917
FHLMC	3.50	1-1-2031	53,000	56,686
FHLMC	3.50	2-1-2031	24,857	26,582
FHLMC	3.50	12-1-2035	51,083	54,318
FHLMC	3.50	7-1-2043	24,266	25,681
FHLMC	3.50	6-1-2045	116,645	122,815
FHLMC	3.50	7-1-2045	23,998	25,267
FHLMC	3.50	8-1-2045	32,495	34,214
FHLMC	3.50	10-1-2045	160,050	168,517
FHLMC	3.50	12-1-2045	181,260	190,849
FHLMC	3.50	2-1-2046	285,549	300,671
FHLMC	3.50	2-1-2046	221,659	233,397
FHLMC	3.50	3-1-2046	190,000	200,062
FHLMC %%	3.50	4-13-2046	400,000	418,867
FHLMC %%	3.50	5-12-2046	400,000	418,117
FHLMC %%	3.50	6-13-2046	100,000	104,293
FHLMC	4.00	10-1-2029	51,278	54,710
FHLMC	4.00	11-1-2035	24,685	26,732
FHLMC	4.00	4-15-2040	21,591	23,001
FHLMC	4.00	4-1-2044	40,983	44,153
FHLMC	4.00	8-1-2044	462,579	502,465
FHLMC	4.00	2-1-2045	95,793	103,928
FHLMC	4.00	9-1-2045	24,787	26,583
FHLMC	4.00	10-1-2045	35,684	38,269
FHLMC	4.00	10-1-2045	24,248	26,147
FHLMC	4.00	10-1-2045	45,937	49,478
FHLMC	4.00	10-1-2045	30,758	33,128
FHLMC	4.00	10-1-2045	24,244	26,001
FHLMC	4.00	11-1-2045	51,895	55,958
FHLMC	4.00	11-1-2045	39,760	42,825
FHLMC	4.00	11-1-2045	35,778	38,371
FHLMC	4.00	11-1-2045	24,843	26,643
FHLMC	4.00	12-1-2045	82,626	89,032
FHLMC	4.00	12-1-2045	30,594	32,990
FHLMC	4.00	12-1-2045	40,719	43,845
FHLMC	4.00	12-1-2045	34,803	37,325
FHLMC	4.00	12-1-2045	31,830	34,137
FHLMC	4.00	1-1-2046	46,861	50,530
FHLMC	4.00	2-1-2046	57,916	62,378
FHLMC	4.00	2-1-2046	38,942	41,763
FHLMC %%	4.00	6-13-2046	500,000	531,826
FHLMC	4.50	8-1-2020	278,830	289,093
FHLMC	4.50	6-1-2042	185,391	204,567
FHLMC	5.00	5-1-2042	18,384	20,756
FHLMC	5.00	9-1-2043	20,516	23,150
FHLMC	5.00	9-1-2043	22,919	25,860
FHLMC	5.00	10-1-2043	22,560	25,462
FHLMC	5.00	7-1-2044	83,701	94,245
FHLMC Series 271 Class 30	3.00	8-15-2042	273,600	280,151
FHLMC Series 300 Class 300	3.00	1-15-2043	313,125	320,617

1

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series 4227 Class AB	3.50%	10-15-2037	$159,830	$167,198
FHLMC Series 4425 Class A	4.00	9-15-2040	168,989	180,624
FNMA ¤	0.00	10-9-2019	260,000	247,079
FNMA ±	2.52	1-1-2036	42,673	45,092
FNMA ±	2.73	1-1-2045	88,369	91,448
FNMA ±	2.74	1-1-2045	116,735	120,969
FNMA ±	2.74	2-1-2045	101,272	104,953
FNMA ±	2.79	11-1-2042	132,718	137,231
FNMA ±	2.82	5-1-2043	37,797	39,105
FNMA	3.00	10-25-2042	450,285	464,122
FNMA	3.00	11-1-2042	20,537	21,181
FNMA	3.00	12-1-2042	42,117	43,374
FNMA	3.00	12-1-2042	52,678	54,250
FNMA	3.00	12-1-2042	25,985	26,761
FNMA	3.00	1-1-2043	47,990	49,422
FNMA	3.00	1-1-2043	20,007	20,604
FNMA	3.00	1-1-2043	33,539	34,540
FNMA	3.00	1-1-2043	164,016	168,909
FNMA	3.00	2-1-2043	33,956	34,970
FNMA	3.00	2-1-2043	60,430	62,226
FNMA	3.00	3-1-2043	68,529	70,574
FNMA	3.00	4-1-2043	30,124	31,023
FNMA	3.00	6-1-2043	309,602	318,840
FNMA	3.00	6-1-2043	144,983	149,175
FNMA	3.00	8-1-2043	38,782	39,940
FNMA %%	3.00	4-13-2046	500,000	513,076
FNMA ±	3.19	10-1-2043	29,533	30,854
FNMA	3.50	12-1-2029	84,562	90,129
FNMA	3.50	2-1-2030	124,220	132,404
FNMA	3.50	7-1-2030	82,095	87,735
FNMA	3.50	8-1-2030	48,070	51,378
FNMA	3.50	1-1-2031	50,274	53,374
FNMA	3.50	1-1-2031	72,867	77,439
FNMA	3.50	2-1-2031	51,723	54,980
FNMA	3.50	2-1-2031	40,779	43,296
FNMA	3.50	9-1-2032	103,341	110,142
FNMA	3.50	6-1-2033	86,620	92,310
FNMA	3.50	6-1-2035	156,029	166,284
FNMA	3.50	11-1-2035	33,310	35,499
FNMA	3.50	11-1-2035	259,060	275,308
FNMA	3.50	3-1-2036	24,945	26,586
FNMA	3.50	10-1-2041	27,456	29,089
FNMA	3.50	12-1-2042	88,056	92,559
FNMA	3.50	3-1-2043	192,730	204,995
FNMA	3.50	6-1-2043	27,524	29,025
FNMA	3.50	1-1-2044	92,000	97,606
FNMA	3.50	6-1-2045	452,699	477,339
FNMA	3.50	8-1-2045	122,357	129,017
FNMA	3.50	8-1-2045	235,519	248,339
FNMA	3.50	10-1-2045	45,335	47,803
FNMA	3.50	11-1-2045	430,498	453,932
FNMA	3.50	1-1-2046	112,229	118,311
FNMA	3.50	2-1-2046	184,709	194,774
FNMA	3.50	2-1-2046	131,638	138,811
FNMA	3.50	2-1-2046	25,956	27,363
FNMA	3.50	3-1-2046	50,000	52,586
FNMA	3.50	3-1-2046	56,878	60,229
FNMA	3.50	3-1-2046	46,000	48,733
FNMA	3.50	3-1-2046	25,000	26,355
FNMA	3.50	3-1-2046	52,000	54,631
FNMA %%	3.50	4-13-2046	400,000	419,492
FNMA	4.00	1-1-2029	187,881	201,127
FNMA	4.00	3-1-2029	67,217	71,572
FNMA	4.00	7-1-2029	534,028	572,426
FNMA	4.00	11-1-2029	106,222	113,829
FNMA	4.00	11-1-2035	24,693	26,778
FNMA	4.00	11-1-2040	42,250	45,665
FNMA	4.00	12-1-2040	113,645	122,832
FNMA	4.00	10-1-2041	34,553	37,347

2

Wells Fargo VT Total Return Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	1-1-2042	$116,110	$125,407
FNMA	4.00	8-1-2042	87,379	94,044
FNMA	4.00	9-1-2042	229,109	246,562
FNMA	4.00	10-1-2042	105,710	113,786
FNMA	4.00	11-1-2042	115,436	124,259
FNMA	4.00	11-1-2042	35,339	38,035
FNMA	4.00	8-1-2043	80,850	87,383
FNMA	4.00	10-1-2043	136,281	147,247
FNMA	4.00	12-1-2044	267,027	290,175
FNMA	4.00	6-1-2045	29,086	31,369
FNMA	4.00	8-1-2045	33,194	36,108
FNMA	4.00	9-1-2045	53,722	58,470
FNMA	4.00	9-1-2045	36,750	39,498
FNMA	4.00	10-1-2045	33,712	36,232
FNMA	4.00	10-1-2045	321,525	347,533
FNMA	4.00	11-1-2045	89,396	97,245
FNMA	4.00	11-1-2045	27,763	30,009
FNMA	4.00	11-1-2045	32,813	35,266
FNMA	4.00	11-1-2045	58,970	64,102
FNMA	4.00	12-1-2045	163,353	177,569
FNMA	4.00	12-1-2045	26,882	28,892
FNMA	4.00	12-1-2045	94,407	102,696
FNMA	4.00	1-1-2046	53,837	57,860
FNMA	4.00	1-1-2046	89,417	97,470
FNMA	4.00	3-1-2046	96,000	103,542
FNMA ±	4.37	4-1-2040	58,998	62,866
FNMA	4.50	1-1-2020	125,109	129,926
FNMA	4.50	5-1-2034	85,031	94,484
FNMA	4.50	2-1-2044	345,881	380,641
FNMA	4.50	3-1-2044	109,479	120,973
FNMA	4.50	4-1-2044	251,596	276,930
FNMA	4.50	6-1-2044	23,298	25,341
FNMA	4.50	6-1-2044	46,691	51,395
FNMA	4.50	3-1-2045	63,751	70,334
FNMA	5.00	10-1-2043	21,305	24,070
FNMA	5.00	7-1-2044	33,291	37,606
FNMA Series 2007-108 Class AN ±	8.17	11-25-2037	24,046	29,434
FNMA Series 2012-134 Class LC	3.00	12-25-2042	70,917	73,557
FNMA Series 2012-411 Class A3	3.00	8-25-2042	74,839	76,646
GNMA ±	2.50	5-20-2045	341,827	349,393
GNMA ±	2.50	8-20-2045	66,943	68,500
GNMA ±	2.50	10-20-2045	144,146	147,418
GNMA %%	3.00	5-23-2046	1,700,000	1,757,747
GNMA %%	3.50	5-23-2046	700,000	738,500
GNMA	4.00	10-15-2041	19,235	20,911
GNMA	4.00	2-15-2042	22,503	24,456
GNMA	4.00	2-20-2043	32,976	35,990
GNMA	4.00	3-20-2043	28,544	31,150
GNMA	4.00	10-15-2043	18,599	20,212
GNMA	4.00	3-15-2045	43,187	46,957
GNMA	4.00	8-15-2045	34,568	37,595
GNMA	4.00	9-20-2045	82,390	88,740
GNMA	4.00	10-15-2045	24,774	26,954
GNMA	4.00	10-20-2045	47,430	51,263
GNMA	4.00	11-15-2045	33,000	35,917
GNMA	4.00	11-20-2045	42,696	46,450
GNMA	4.00	2-20-2046	774,599	829,833
GNMA	4.00	2-20-2046	24,965	26,885
GNMA	4.00	2-20-2046	44,934	48,389
GNMA	4.00	3-20-2046	326,000	349,680
GNMA	4.50	5-15-2045	78,543	86,845
GNMA	4.50	5-20-2045	28,021	30,565
GNMA	4.50	5-20-2045	78,538	85,881
GNMA	4.50	6-20-2045	34,236	37,617
GNMA	4.50	8-20-2045	47,845	52,326
GNMA	4.50	9-15-2045	61,532	67,082
GNMA	4.50	9-20-2045	35,718	39,420
Structured Agency Credit Risk Debt Note Series 15-DN1 Class M1 ±	1.68	1-25-2025	87,507	87,471

3

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
Tennessee Valley Authority	2.88%	9-15-2024	$263,000	$276,672
Tennessee Valley Authority	4.25	9-15-2065	118,000	124,466
Total Agency Securities (Cost $25,779,635)				26,003,801

Asset-Backed Securities : 13.69%
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	78,000	78,227
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	186,000	185,939
Ally Auto Receivables Trust Series 2015-2 Class A3	1.49	11-15-2019	81,000	81,205
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	75,000	75,035
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	230,000	229,944
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.93	10-15-2019	160,000	159,519
Ally Master Owner Trust Series 2015-2 Class A1 ±	1.01	1-15-2021	97,000	97,198
American Express Credit Account Master Trust Series 2014-3 Class A	1.49	4-15-2020	233,000	234,350
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	100,000	99,797
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	152,000	150,635
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	100,000	99,805
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	52,000	52,037
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	50,000	50,093
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	91,000	91,058
California Republic Auto Receivables Trust Series 2015-2 Class A3	1.31	8-15-2019	49,000	48,887
California Republic Auto Receivables Trust Series 2015-4 Class A2 144A	1.60	9-17-2018	60,000	60,101
California Republic Auto Receivables Trust Series 2015-4 Class A4 144A	2.58	6-15-2021	81,000	82,293
California Republic Auto Receivables Trust Series 2016-1 Class A3	1.89	5-15-2020	97,000	97,169
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	54,000	54,268
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	79,000	79,064
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	50,000	50,081
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	65,000	65,108
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	107,000	107,264
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	51,000	51,093
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	29,000	29,130
Capital Auto Receivables Asset Trust Series 2015-1 Class A3	1.61	6-20-2019	113,000	113,155
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	62,000	62,243
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	48,000	47,985
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	105,000	105,279
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97	1-21-2020	156,000	156,762
Capital Auto Receivables Asset Trust Series 2015-3 Class A1A 144A	1.39	2-20-2018	241,000	240,992
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	111,000	111,581
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	66,000	66,092
Capital Auto Receivables Asset Trust Series 2015-4 Class A3	1.83	3-20-2020	115,000	115,293
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	54,000	54,192
Capital Auto Receivables Asset Trust Series 2016-1 Class A2A	1.50	11-20-2018	125,000	125,091
Capital Auto Receivables Asset Trust Series 2016-1 Class A3	1.73	4-20-2020	105,000	105,172
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	45,000	45,120
Capital One Multi-Asset Execution Trust Series 2015-A1 Class A	1.39	1-15-2021	42,000	42,136
Discover Card Execution Note Trust Series 2015-A4 Class A1	2.19	4-17-2023	158,000	160,530
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.57	10-15-2017	13,080	13,075
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26	11-15-2025	171,000	173,242
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	99,000	98,958
Ford Credit Auto Owner Trust Series 2015-1A Class A 144A	2.12	7-15-2026	100,000	100,095
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	100,000	101,015
Ford Credit Auto Owner Trust Series 2016-1 Class A 144A	2.31	8-15-2027	323,000	323,155
Ford Credit Auto Owner Trust Series 2016-A Class A2A	1.12	12-15-2018	122,000	122,103
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	49,000	48,947
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A2 ±	1.01	1-15-2022	163,000	160,966
Ford Credit Floorplan Master Owner Trust Series 2016-1 Class A2 ±	1.34	2-15-2021	119,000	119,125
Honda Auto Receivables Owner Trust Series 2014-B Class A3	0.90	12-17-2018	78,136	78,026
Hyundai Auto Receivables Trust Series 2013-A Class A4	0.75	9-17-2018	37,991	37,959
Hyundai Auto Receivables Trust Series 2013-B Class A4	1.01	2-15-2019	37,000	36,997
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01	2-15-2018	2,002	2,002
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.87	4-25-2023	55,000	54,367
Navient Student Loan Trust Series 2015-CA Class A 144A±	1.94	1-16-2035	107,127	107,131
Navient Student Loan Trust Series 2016-AA Class A1 144A±	1.66	12-15-2025	93,000	92,854
Navient Student Loan Trust Series 2016-AA Class A2A 144A	3.91	12-15-2045	121,000	122,431
Navient Student Loan Trust Series 2016-AA Class A2B 144A±	2.71	12-15-2045	34,000	33,119
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.78	1-25-2037	119,173	113,455
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.80	10-27-2036	137,068	130,746

4

Wells Fargo VT Total Return Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.73%	10-25-2033	$124,000	$115,632
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.72	3-23-2037	125,000	116,915
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	0.74	12-24-2035	136,000	127,447
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	0.80	3-22-2032	100,000	87,420
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.71	11-23-2022	1,100	1,099
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	1.23	4-25-2046	47,426	46,919
SLC Student Loan Trust Series 2007-2 Class A2 ±	1.02	5-15-2028	56,443	55,538
SLM Student Loan Trust Series 2004-10 Class A6A 144A±	1.17	4-27-2026	209,000	205,108
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.79	7-25-2023	154,462	149,830
SLM Student Loan Trust Series 2005-5 Class A4 ±	0.76	10-25-2028	180,000	169,317
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.82	7-27-2026	44,124	44,039
SLM Student Loan Trust Series 2005-6 Class A6 ±	0.76	10-27-2031	120,000	112,731
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.77	10-25-2029	108,000	101,569
SLM Student Loan Trust Series 2005-9 Class A ±	0.74	1-27-2025	62,029	61,832
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.72	1-25-2021	181,000	173,703
SLM Student Loan Trust Series 2007-2 Class A4 ±	0.68	7-25-2022	187,000	171,512
SLM Student Loan Trust Series 2007-2 Class B ±	0.79	7-25-2025	100,000	78,545
SLM Student Loan Trust Series 2007-3 Class A3 ±	0.66	4-25-2019	242,853	239,548
SLM Student Loan Trust Series 2010-1 Class A ±	0.83	3-25-2025	96,532	93,417
SLM Student Loan Trust Series 2012-6 Class A3 ±	1.18	5-26-2026	100,000	95,885
SLM Student Loan Trust Series 2012-6 Class B ±	1.43	4-27-2043	100,000	88,530
SLM Student Loan Trust Series 2012-C Class A1 144A±	1.54	8-15-2023	34,319	34,290
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	322,000	324,502
SLM Student Loan Trust Series 2012-E Class A1 144A±	1.19	10-16-2023	27,645	27,587
SLM Student Loan Trust Series 2013-1 Class B ±	2.23	11-25-2043	100,000	89,631
SLM Student Loan Trust Series 2013-A Class A2B 144A±	1.49	5-17-2027	104,000	103,153
SLM Student Loan Trust Series 2013-B Class A1 144A±	1.09	7-15-2022	54,984	54,694
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	100,000	97,999
SLM Student Loan Trust Series 2014-2 Class A3 ±	1.02	3-26-2029	119,000	112,968
SLM Student Loan Trust Series 2014-A Class A1 144A±	1.03	7-15-2022	92,580	92,056
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	101,000	101,457
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	205,000	199,786
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.44	6-15-2027	100,000	95,842
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	100,000	99,977
SMB Private Education Loan Trust Series 2015-B Class A2B 144A±	1.64	7-15-2027	119,000	115,709
SMB Private Education Loan Trust Series 2015-C Class A1 144A±	1.34	7-15-2022	111,701	111,652
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	132,000	130,593
Trade Maps Limited Series 2013-1A Class A 144A±	1.14	12-10-2018	268,000	266,273
World Financial Network Credit Card Master Trust Series 2014-C Class A	1.54	8-16-2021	35,000	35,092
Total Asset-Backed Securities (Cost $10,579,282)				10,460,488

Corporate Bonds and Notes : 14.65%
Consumer Discretionary : 1.24%
Automobiles : 0.13%
General Motors Company	5.00	4-1-2035	50,000	47,201
General Motors Company	6.60	4-1-2036	35,000	38,521
General Motors Company	6.75	4-1-2046	15,000	17,056
				102,778

Hotels, Restaurants & Leisure : 0.08%
McDonald’s Corporation	2.75	12-9-2020	40,000	41,447
McDonald’s Corporation	3.70	1-30-2026	15,000	15,899
				57,346

Household Durables : 0.18%
Newell Brands Incorporated	4.20	4-1-2026	70,000	73,213
Newell Brands Incorporated	5.50	4-1-2046	60,000	64,956
				138,169

5

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Media : 0.62%
21st Century Fox America Incorporated	4.95%	10-15-2045	$35,000	$37,430
CCO Safari II LLC 144A	4.91	7-23-2025	95,000	100,245
CCO Safari II LLC 144A	6.48	10-23-2045	57,000	63,441
Discovery Communications LLC	4.90	3-11-2026	55,000	56,731
Scripps Networks Interactive Incorporated	2.80	6-15-2020	40,000	40,087
Scripps Networks Interactive Incorporated	3.50	6-15-2022	40,000	40,061
Scripps Networks Interactive Incorporated	3.95	6-15-2025	35,000	35,027
Time Warner Cable Incorporated	6.55	5-1-2037	25,000	27,445
Time Warner Incorporated	4.85	7-15-2045	16,000	16,281
Viacom Incorporated	4.85	12-15-2034	45,000	39,949
Viacom Incorporated	5.25	4-1-2044	20,000	17,993
				474,690

Specialty Retail : 0.23%
Home Depot Incorporated	2.00	4-1-2021	120,000	121,304
Home Depot Incorporated	3.00	4-1-2026	50,000	52,486
				173,790

Consumer Staples : 1.63%
Beverages : 0.78%
Anheuser-Busch InBev Finance Company	1.90	2-1-2019	80,000	81,157
Anheuser-Busch InBev Finance Company	2.65	2-1-2021	145,000	149,066
Anheuser-Busch InBev Finance Company	3.65	2-1-2026	287,000	301,823
Anheuser-Busch InBev Finance Company	4.90	2-1-2046	56,000	62,571
				594,617

Food & Staples Retailing : 0.02%
CVS Health Corporation	5.13	7-20-2045	15,000	17,382

Food Products : 0.70%
H. J. Heinz Company 144A	2.80	7-2-2020	140,000	143,444
H. J. Heinz Company 144A	5.20	7-15-2045	75,000	83,940
WM Wrigley Jr. Company 144A	2.00	10-20-2017	35,000	35,201
WM Wrigley Jr. Company 144A	2.40	10-21-2018	50,000	50,507
WM Wrigley Jr. Company 144A	2.90	10-21-2019	102,000	104,787
WM Wrigley Jr. Company 144A	3.38	10-21-2020	115,000	119,805
				537,684

Tobacco : 0.13%
Philip Morris International Incorporated	1.38	2-25-2019	50,000	50,169
Reynolds American Incorporated	5.85	8-15-2045	40,000	48,620
				98,789

Energy : 1.67%
Energy Equipment & Services : 0.06%
Halliburton Company	3.80	11-15-2025	50,000	50,030

Oil, Gas & Consumable Fuels : 1.61%
Anadarko Petroleum Corporation	4.85	3-15-2021	60,000	61,112
Anadarko Petroleum Corporation	5.55	3-15-2026	80,000	80,885
Anadarko Petroleum Corporation	6.60	3-15-2046	45,000	45,952
Chevron Corporation	1.37	3-2-2018	130,000	130,478
Energy Transfer Partners LP	2.50	6-15-2018	75,000	72,608
Energy Transfer Partners LP	4.15	10-1-2020	40,000	38,790
Energy Transfer Partners LP	4.75	1-15-2026	35,000	32,103
Energy Transfer Partners LP	6.13	12-15-2045	10,000	8,978
Exxon Mobil Corporation	1.71	3-1-2019	145,000	146,794
Exxon Mobil Corporation	3.04	3-1-2026	112,000	114,682
Gulfstream Natural Gas System LLC 144A	5.95	10-15-2045	50,000	49,248
Kinder Morgan Energy Partners LP	5.30	12-1-2034	50,000	43,235

6

Wells Fargo VT Total Return Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Magellan Midstream Partners LP	5.00%	3-1-2026	$25,000	$27,048
Marathon Oil Corporation	5.20	6-1-2045	25,000	17,461
Marathon Petroleum Corporation	5.00	9-15-2054	10,000	7,829
Marathon Petroleum Corporation	5.85	12-15-2045	30,000	26,996
ONEOK Partners LP	2.00	10-1-2017	75,000	72,641
Pioneer Natural Resources Company	3.45	1-15-2021	65,000	64,685
Plains All American Pipeline LP	4.65	10-15-2025	15,000	13,878
TC Pipelines LP	4.65	6-15-2021	28,000	27,113
Transcontinental Gas Pipe Line Company LLC 144A	7.85	2-1-2026	70,000	80,817
Western Gas Partners LP	5.38	6-1-2021	30,000	29,042
Western Gas Partners LP	5.45	4-1-2044	15,000	11,920
Williams Partners LP	4.00	9-15-2025	30,000	24,151
				1,228,446

Financials : 5.35%
Banks : 1.95%
Bank of America Corporation	2.63	10-19-2020	66,000	66,488
Bank of America Corporation	3.88	8-1-2025	95,000	98,840
Bank of America Corporation	4.45	3-3-2026	187,000	193,091
Bank of America Corporation	6.00	9-1-2017	115,000	121,548
Citigroup Incorporated	1.55	8-14-2017	160,000	159,982
Citigroup Incorporated	1.80	2-5-2018	95,000	94,960
Citigroup Incorporated	4.60	3-9-2026	95,000	97,451
Huntington Bancshares Incorporated	3.15	3-14-2021	60,000	60,890
JPMorgan Chase & Company	2.55	3-1-2021	315,000	317,901
JPMorgan Chase & Company	3.30	4-1-2026	150,000	151,254
JPMorgan Chase & Company	4.95	6-1-2045	46,000	48,565
SunTrust Bank Incorporated	2.90	3-3-2021	78,000	79,187
				1,490,157

Capital Markets : 0.67%
Goldman Sachs Group Incorporated	2.88	2-25-2021	125,000	127,256
Goldman Sachs Group Incorporated	3.75	2-25-2026	90,000	92,092
Goldman Sachs Group Incorporated	4.75	10-21-2045	66,000	69,004
Lazard Group LLC	4.25	11-14-2020	80,000	83,577
Morgan Stanley	2.80	6-16-2020	141,000	143,662
				515,591

Consumer Finance : 0.60%
Barrick Gold Finance Company LLC	4.40	5-30-2021	55,000	56,242
ERAC USA Finance LLC 144A	4.50	2-15-2045	25,000	24,634
ERAC USA Finance LLC 144A	5.63	3-15-2042	2,000	2,252
General Motors Financial Company	3.10	1-15-2019	40,000	40,686
General Motors Financial Company	3.45	4-10-2022	90,000	88,415
General Motors Financial Company	4.20	3-1-2021	95,000	98,165
General Motors Financial Company	5.25	3-1-2026	75,000	78,707
Total System Services Incorporated	3.80	4-1-2021	35,000	36,011
Total System Services Incorporated	4.80	4-1-2026	30,000	30,882
				455,994

Diversified Financial Services : 0.36%
Murray Street Investment Trust I	4.65	3-9-2017	188,000	193,292
Visa Incorporated	3.15	12-14-2025	75,000	78,327
				271,619

Insurance : 0.72%
American International Group Incorporated	3.75	7-10-2025	47,000	46,965
American International Group Incorporated	3.90	4-1-2026	75,000	75,280
American International Group Incorporated	4.38	1-15-2055	30,000	26,243
American International Group Incorporated	4.80	7-10-2045	10,000	9,862

7

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Berkshire Hathaway Incorporated	3.13%	3-15-2026	$160,000	$164,457
Chubb INA Holdings Incorporated	3.35	5-3-2026	95,000	99,161
Marsh & McLennan Companies	3.75	3-14-2026	80,000	82,065
MetLife Incorporated	4.60	5-13-2046	30,000	30,775
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	15,000	16,078
				550,886

REITs : 1.05%
American Tower Corporation	2.80	6-1-2020	50,000	50,273
American Tower Corporation	3.30	2-15-2021	50,000	50,878
American Tower Corporation	3.45	9-15-2021	105,000	107,419
American Tower Corporation	3.50	1-31-2023	96,000	96,938
DDR Corporation	3.38	5-15-2023	100,000	97,135
DDR Corporation	4.63	7-15-2022	120,000	127,345
Mid-America Apartments LP	3.75	6-15-2024	90,000	91,366
Mid-America Apartments LP	4.00	11-15-2025	45,000	45,957
Mid-America Apartments LP	4.30	10-15-2023	40,000	42,163
Tanger Properties LP	3.75	12-1-2024	40,000	40,247
Tanger Properties LP	3.88	12-1-2023	55,000	56,248
				805,969

Health Care : 0.58%
Biotechnology : 0.25%
Baxalta Incorporated 144A	4.00	6-23-2025	35,000	35,583
Biogen Incorporated	4.05	9-15-2025	47,000	50,250
Biogen Incorporated	5.20	9-15-2045	42,000	46,599
Celgene Corporation	2.88	8-15-2020	55,000	56,671
				189,103

Health Care Providers & Services : 0.33%
Express Scripts Holding Company	4.50	2-25-2026	55,000	57,119
UnitedHealth Group Incorporated	2.13	3-15-2021	75,000	75,677
UnitedHealth Group Incorporated	3.10	3-15-2026	105,000	107,506
WellPoint Incorporated	5.10	1-15-2044	15,000	15,824
				256,126

Industrials : 0.57%
Aerospace & Defense : 0.31%
Lockheed Martin Corporation	2.50	11-23-2020	75,000	76,852
Lockheed Martin Corporation	3.55	1-15-2026	67,000	70,921
Lockheed Martin Corporation	4.70	5-15-2046	45,000	50,331
Northrop Grumman Corporation	3.85	4-15-2045	35,000	34,646
				232,750

Professional Services : 0.02%
Verisk Analytics Incorporated	5.50	6-15-2045	15,000	14,663

Road & Rail : 0.24%
Penske Truck Leasing Company LP 144A	3.05	1-9-2020	25,000	24,867
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	105,000	104,303
Union Pacific Corporation	4.05	3-1-2046	55,000	56,648
				185,818

Information Technology : 1.22%
Communications Equipment : 0.35%
Cisco Systems Incorporated	1.60	2-28-2019	75,000	76,097

8

Wells Fargo VT Total Return Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Communications Equipment (continued)
Cisco Systems Incorporated	2.20%	2-28-2021	$190,000	$194,156
				270,253

IT Services : 0.36%
Fidelity National Information Services Incorporated	4.50	10-15-2022	40,000	42,668
Fidelity National Information Services Incorporated	2.85	10-15-2018	95,000	96,564
Fidelity National Information Services Incorporated	3.63	10-15-2020	75,000	77,546
Fidelity National Information Services Incorporated	5.00	10-15-2025	50,000	54,016
				270,794

Semiconductors & Semiconductor Equipment : 0.05%
Analog Devices Incorporated	5.30	12-15-2045	35,000	39,289

Technology Hardware, Storage & Peripherals : 0.46%
Apple Incorporated	2.85	2-23-2023	105,000	108,611
Apple Incorporated	3.25	2-23-2026	86,000	89,701
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	75,000	77,255
Hewlett Packard Enterprise Company 144A	6.35	10-15-2045	80,000	78,641
				354,208

Materials : 0.04%
Chemicals : 0.04%
Mosaic Company	5.63	11-15-2043	25,000	25,984

Telecommunication Services : 1.29%
Diversified Telecommunication Services : 1.29%
AT&T Incorporated	3.40	5-15-2025	173,000	173,431
AT&T Incorporated	3.80	3-15-2022	20,000	21,087
AT&T Incorporated	3.95	1-15-2025	130,000	135,169
AT&T Incorporated	4.45	4-1-2024	95,000	102,631
AT&T Incorporated	5.65	2-15-2047	40,000	44,161
Verizon Communications Incorporated	2.50	9-15-2016	100,000	100,772
Verizon Communications Incorporated	4.27	1-15-2036	57,000	56,728
Verizon Communications Incorporated	4.40	11-1-2034	113,000	114,263
Verizon Communications Incorporated	4.86	8-21-2046	225,000	237,337
				985,579

Utilities : 1.06%
Electric Utilities : 0.64%
American Electric Power Company	1.65	12-15-2017	120,000	119,288
Consolidated Edison Company of New York Incorporated	4.50	12-1-2045	40,000	43,636
Duke Energy Carolinas LLC	2.50	3-15-2023	60,000	60,677
Duke Energy Carolinas LLC	3.88	3-15-2046	30,000	30,712
Duke Energy Ohio Incorporated	3.75	4-15-2024	40,000	41,836
Duke Energy Ohio Incorporated	4.80	12-15-2045	35,000	37,252
Indiana Michigan Power Company	4.55	3-15-2046	30,000	30,878
Pacific Gas & Electric Company	2.95	3-1-2026	54,000	54,844
Virginia Electric & Power Company	3.15	1-15-2026	65,000	67,084
				486,207

Multi-Utilities : 0.42%
Dominion Resources Incorporated	3.90	10-1-2025	18,000	18,521
MidAmerican Energy Company	3.50	10-15-2024	50,000	53,494
Puget Energy Incorporated	6.00	9-1-2021	145,000	165,228
Sempra Energy	2.85	11-15-2020	85,000	86,459
				323,702

9

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Total Corporate Bonds and Notes (Cost $10,947,611)				$11,198,413

Municipal Obligations : 1.23%
California : 0.34%
California Build America Bonds (GO Revenue)	7.60%	11-1-2040	$80,000	123,916
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	90,000	134,607
				258,523

Nevada : 0.25%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	130,000	192,823

New Jersey : 0.23%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	119,000	172,755

New York : 0.16%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	120,000	125,353

Ohio : 0.05%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	36,000	38,786

Texas : 0.20%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	104,000	150,742

Total Municipal Obligations (Cost $736,106)				938,982

Non-Agency Mortgage-Backed Securities : 4.54%
CFCRE Commercial Mortgage Trust Series 2011-C1 Class A4 144A±	4.96	4-15-2044	100,000	111,324
Citigroup Commercial Mortgage Trust Series 2014-GC23 Class A4	3.62	7-10-2047	14,000	14,893
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	40,000	42,168
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	138,000	150,108
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A2	2.35	5-15-2045	119,785	120,673
Commercial Mortgage Pass-Through Certificate Series 2012-CR4 Class A2	1.80	10-15-2045	30,000	29,981
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	35,000	37,037
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	35,000	35,908
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	19,000	20,906
Commercial Mortgage Pass-Through Certificate Series 2014-C4 Class A5	3.69	8-10-2047	34,000	36,142
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class ASB	3.45	7-15-2047	58,000	61,253
Commercial Mortgage Pass-Through Certificate Series 2014-UBS3 Class A4	3.82	6-10-2047	73,000	78,460
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05	12-10-2047	120,000	128,026
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class ASB	3.39	12-10-2047	24,000	25,206
Commercial Mortgage Trust Series 2013-CR11 Class A1	1.47	10-10-2046	20,050	20,015
Commercial Mortgage Trust Series 2013-CR12 Class A1	1.30	10-10-2046	6,390	6,385
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	16,529	16,421
Commercial Mortgage Trust Series 2015-PC1 Class A5	3.90	7-10-2050	30,000	32,454
CSAIL Commercial Mortgage Trust Series 2015-C4 Class ASB	3.62	11-15-2048	115,000	122,061
CSAIL Commercial Mortgage Trust Series 2016-C5 Class ASB	3.53	11-15-2048	50,000	53,100
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	5,933	5,948
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	211,000	234,059

10

Wells Fargo VT Total Return Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust Series 2011-GC5 Class A2	3.00%	8-10-2044	$185,447	$185,728
GS Mortgage Securities Trust Series 2012-GCJ7 Class A1	1.14	5-10-2045	5,504	5,502
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	108,000	108,685
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	13,000	13,441
GS Mortgage Securities Trust Series 2013-GC16 Class A1	1.26	11-10-2046	15,931	15,933
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	60,000	63,766
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	67,000	71,481
GS Mortgage Securities Trust Series 2014-GC26 Class AAB	3.37	11-10-2047	71,000	74,592
GS Mortgage Securities Trust Series 2015-GC34 Class AAB	3.28	10-10-2048	81,000	84,542
GS Mortgage Securities Trust Series 2016-GS1 Class A3	3.73	11-10-2048	12,000	12,853
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	303,150	352,588
JPMorgan Chase Commercial Mortgage Securities Trust Series 2004-LN2 Class A2	5.12	7-15-2041	2,141	2,143
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	100,000	107,115
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	52,236	53,626
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	117,000	122,161
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	37,819	37,856
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class ASB	3.41	11-15-2047	15,000	15,831
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	47,000	47,276
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±	4.23	7-15-2048	80,000	85,951
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C31 Class ASB	3.54	8-15-2048	25,000	26,567
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class ASB	3.73	1-15-2049	19,000	20,389
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-C1 Class ASB	3.32	3-15-2049	66,000	69,053
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	44,948	44,979
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	37,146	37,556
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C125 Class ASB	3.38	10-15-2048	64,000	67,274
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23 Class A3	3.45	7-15-2050	19,000	19,971
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 Class A4	3.75	12-15-2047	15,000	16,044
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class ASB	3.29	1-15-2049	67,000	69,905
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	35,373	35,369
Morgan Stanley Capital I Trust Series 2016-UBS9 Class A1	1.71	3-15-2049	50,000	50,061
Morgan Stanley Dean Witter Capital I Trust Series 2011-C3 Class A2	3.22	7-15-2049	58,518	58,670
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	63,000	63,440
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	43,000	44,614
Total Non-Agency Mortgage-Backed Securities (Cost $3,367,185)				3,467,483

U.S. Treasury Securities : 33.47%
U.S. Treasury Bond	2.50	2-15-2045	1,185,000	1,155,699
U.S. Treasury Bond	2.50	2-15-2046	193,000	188,205
U.S. Treasury Bond	2.88	8-15-2045	24,000	25,253
U.S. Treasury Bond ##	3.00	11-15-2044	152,000	164,059
U.S. Treasury Bond	3.00	11-15-2045	1,899,000	2,050,846
U.S. Treasury Note	0.75	2-28-2018	493,000	493,174
U.S. Treasury Note	0.75	3-31-2018	853,000	853,067
U.S. Treasury Note	0.75	2-15-2019	455,000	453,721
U.S. Treasury Note	0.88	11-30-2017	183,000	183,450
U.S. Treasury Note	0.88	3-31-2018	2,635,000	2,642,410
U.S. Treasury Note	1.00	3-15-2019	6,023,000	6,047,706
U.S. Treasury Note	1.13	2-28-2021	2,417,000	2,408,219
U.S. Treasury Note	1.25	3-31-2021	1,159,000	1,160,404
U.S. Treasury Note	1.38	1-31-2021	1,234,000	1,243,303

11

Portfolio of investments — March 31, 2016 (unaudited)	Wells Fargo VT Total Return Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	2-28-2023	$551,000	$549,644
U.S. Treasury Note ##	1.63	2-15-2026	3,273,000	3,227,103
U.S. Treasury Note	2.00	11-30-2020	944,000	978,257
U.S. Treasury Note	2.00	2-28-2021	451,000	467,543
U.S. Treasury Note	2.25	3-31-2021	723,000	758,331
U.S. Treasury Note	2.63	11-15-2020	492,000	523,480
Total U.S. Treasury Securities (Cost $25,390,121)				25,573,874

Yankee Corporate Bonds and Notes : 2.45%
Consumer Discretionary : 0.14%
Media : 0.14%
British Sky Broadcasting Group plc 144A	3.75	9-16-2024	105,000	108,405

Energy : 0.52%
Oil, Gas & Consumable Fuels : 0.52%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	35,000	27,339
Petroleos Mexicanos Company	2.38	4-15-2025	114,000	116,628
Petroleos Mexicanos Company	2.46	12-15-2025	195,000	200,092
Petroleos Mexicanos Company 144A	6.88	8-4-2026	50,000	54,125
				398,184

Financials : 1.53%
Banks : 1.18%
ING Bank NV 144A	2.75	3-22-2021	80,000	81,232
Japan Bank for International Cooperation	1.75	5-28-2020	200,000	200,199
Royal Bank of Canada	2.30	3-22-2021	110,000	110,987
Royal Bank of Canada	4.65	1-27-2026	95,000	96,442
Skandinaviska Enskilda Banken 144A	2.63	11-17-2020	205,000	207,017
Toronto-Dominion Bank 144A	2.25	3-15-2021	205,000	206,876
				902,753

Consumer Finance : 0.27%
Volkswagen International Finance NV 144A	1.13	11-18-2016	210,000	209,104

Insurance : 0.08%
Trinity Acquisition plc	3.50	9-15-2021	40,000	40,712
Trinity Acquisition plc	4.40	3-15-2026	20,000	20,299
				61,011

Health Care : 0.09%
Pharmaceuticals : 0.09%
Actavis Funding SCS	2.35	3-12-2018	70,000	70,821

Industrials : 0.09%
Transportation Infrastructure : 0.09%
A.P. Moller-Maersk A/S 144A	3.88	9-28-2025	72,000	69,232

Materials : 0.05%
Chemicals : 0.05%
LYB International Finance BV	4.88	3-15-2044	35,000	34,906

Utilities : 0.03%
Electric Utilities : 0.03%
Electricite de France SA 144A	4.95	10-13-2045	20,000	20,626

12

Wells Fargo VT Total Return Bond Fund	Portfolio of investments — March 31, 2016 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Total Yankee Corporate Bonds and Notes (Cost $1,858,588)					$1,875,042

Yankee Government Bonds : 1.10%
Hashemite Kingdom of Jordan		2.58%	6-30-2022	$201,000	210,445
Province of Ontario		1.63	1-18-2019	130,000	130,803
Republic of Paraguay 144A		6.10	8-11-2044	100,000	101,875
United Mexican States		4.13	1-21-2026	285,000	298,823
United Mexican States		5.75	10-12-2049	98,000	99,225
Total Yankee Government Bonds (Cost $811,653)					841,171

		Yield		Shares
Short-Term Investments : 1.39%
Investment Companies : 1.39%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)##		0.44		1,065,025	1,065,025

Total Short-Term Investments (Cost $1,065,025)					1,065,025

		Interest rate		Principal
TBA Sale Commitments : (0.67%)
FNMA %%		3.00	4-13-2046	$(500,000)	(513,076)

Total TBA Sale Commitments (Proceeds $(510,000))					(513,076)

Total investments in securities (excluding TBA sale commitments) (Cost $80,535,206)*	106.55%				81,424,279
Total TBA sale commitments	(0.67)				(513,076)
Other assets and liabilities, net	(5.88)				(4,495,322)

Total net assets	100.00%				$76,415,881

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $80,766,883 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,102,698
Gross unrealized losses	(445,302)

Net unrealized gains	$657,396

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
TBA	To be announced

13

Wells Fargo VT Total Return Bond Fund (the “Fund”)

Notes to Portfolio of investments – March 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$26,003,801	$0	$26,003,801
Asset-backed securities	0	10,460,488	0	10,460,488
Corporate bonds and notes	0	11,198,413	0	11,198,413
Municipal obligations	0	938,982	0	938,982
Non-agency mortgage-backed securities	0	3,467,483	0	3,467,483
U.S. Treasury securities	25,573,874	0	0	25,573,874
Yankee corporate bonds and notes	0	1,875,042	0	1,875,042
Yankee government bonds	0	841,171	0	841,171
Short-term investments
Investment companies	1,065,025	0	0	1,065,025

Total assets	$26,638,899	$54,785,380	$0	$81,424,279

Liabilities
TBA sale commitments	$0	$513,076	$0	$513,076

Total liabilities	$0	$513,076	$0	$513,076

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Variable Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Variable Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: May 25, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: May 25, 2016